UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2018 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 49.1%
Financials - 12.4%
Aircastle, Ltd.
5.000%, 04/01/23	$190,000	$195,333
American Tower Corp.
4.400%, 02/15/26	387,000	388,052
Bank of America Corp., MTN
3.875%, 08/01/25	591,000	587,979
CIT Group, Inc.
5.000%, 08/15/22[1]	375,000	383,438
Crown Castle International Corp.
5.250%, 01/15/23	380,000	398,761
Host Hotels & Resorts, L.P., Series C
4.750%, 03/01/23	386,000	394,663
JPMorgan Chase & Co.
2.950%, 10/01/26	420,000	390,876
Morgan Stanley, GMTN
5.500%, 07/28/21	379,000	399,217
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	390,000	379,968
Visa, Inc.
4.300%, 12/14/45	360,000	373,132
Wells Fargo & Co. (3 month LIBOR + 0.930%)
3.268%, 02/11/22[2]	978,000	988,233
Total Financials		4,879,652
Industrials - 36.7%
The ADT Security Corp.
6.250%, 10/15/21	192,000	202,370
AES Corp.
4.875%, 05/15/23	398,000	403,473
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/23	400,000	395,861
Antero Resources Corp.
5.125%, 12/01/22	176,000	179,168
Apple, Inc. (3 month LIBOR + 0.500%)
2.841%, 02/09/22[2]	979,000	992,228
Aramark Services, Inc.
5.125%, 01/15/24	196,000	198,695
AT&T, Inc.
4.250%, 03/01/27	395,000	390,580
Automatic Data Processing, Inc.
3.375%, 09/15/25	594,000	589,894
Ball Corp.
4.000%, 11/15/23	33,000	32,381
5.250%, 07/01/25	360,000	373,500
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	455,000	558,893

	Principal Amount	Value
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	$381,000	$396,240
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/25	372,000	378,265
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/25	175,000	184,406
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	344,000	346,236
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 09/30/26	62,000	56,885
CSX Corp.
2.600%, 11/01/26	419,000	381,762
CVS Health Corp.
5.125%, 07/20/45	385,000	397,235
Diamondback Energy, Inc.
4.750%, 11/01/24	318,000	319,193
5.375%, 05/31/25	80,000	81,900
General Motors Financial Co., Inc.
4.250%, 05/15/23	376,000	376,666
The George Washington University, Series 2018
4.126%, 09/15/48	585,000	586,060
Georgia-Pacific LLC
8.000%, 01/15/24	326,000	389,728
HCA, Inc.
5.000%, 03/15/24	398,000	408,945
Huntsman International LLC
5.125%, 11/15/22	188,000	194,345
International Paper Co.
3.000%, 02/15/27	419,000	385,391
Kaiser Foundation Hospitals
3.150%, 05/01/27[1]	402,000	385,951
Lennar Corp.
4.750%, 11/15/22	399,000	401,713
McDonald’s Corp., MTN
3.700%, 01/30/26	380,000	377,124
Microsoft Corp.
3.750%, 02/12/45	407,000	395,428
Murphy Oil USA, Inc.
6.000%, 08/15/23	192,000	198,240
Northrop Grumman Corp.
3.200%, 02/01/27[1]	421,000	397,734
NuStar Logistics, L.P.
6.750%, 02/01/21	187,000	196,350
Oracle Corp.
3.800%, 11/15/37	408,000	389,468
Owens Corning
4.200%, 12/15/22	364,000	365,144

1

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 36.7% (continued)
Penske Automotive Group, Inc.
3.750%, 08/15/20	$406,000	$403,970
PulteGroup, Inc.
5.500%, 03/01/26	175,000	174,781
Sprint Corp.
7.250%, 09/15/21	191,000	202,460
Teleflex, Inc.
4.875%, 06/01/26	207,000	205,965
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%, 07/21/21	223,000	209,693
T-Mobile USA, Inc.
6.500%, 01/15/26	182,000	191,136
Toll Brothers Finance Corp.
4.375%, 04/15/23[1]	195,000	194,269
Vulcan Materials Co.
4.500%, 04/01/25	271,000	272,039
WESCO Distribution, Inc.
5.375%, 06/15/24	200,000	198,750
WPX Energy, Inc.
5.250%, 09/15/24	176,000	177,760
Total Industrials		14,538,275
Total Corporate Bonds and Notes (Cost $19,926,850)		19,417,927
Municipal Bonds - 7.6%
California State General Obligation, School Improvements
7.550%, 04/01/39	510,000	746,196
County of Miami-Dade FL Aviation Revenue, Series C
4.280%, 10/01/41	585,000	579,039
JobsOhio Beverage System, Series B
3.985%, 01/01/29	365,000	367,164
Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	480,000	568,906
Metropolitan Transportation Authority, Transit Improvement
6.668%, 11/15/39	275,000	357,173
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured)
7.425%, 02/15/29[3]	318,000	381,854
Total Municipal Bonds (Cost $3,078,457)		3,000,332
U.S. Government and Agency Obligations - 41.5%
Fannie Mae - 26.1%
FNMA,
3.500%, 11/01/42 to 03/01/46	1,976,963	1,958,118

	Principal Amount	Value
FNMA,
4.000%, 09/01/25 to 10/01/43	$4,543,417	$4,627,277
4.500%, 05/01/39 to 04/01/41	3,597,895	3,747,644
Total Fannie Mae		10,333,039
Freddie Mac - 4.5%
FHLMC Gold Pool,
3.500%, 02/01/30	506,553	510,288
5.000%, 10/01/36	1,183,626	1,256,565
Total Freddie Mac		1,766,853
U.S. Treasury Obligations - 10.9%
United States Treasury Notes, 2.000%, 11/30/22	1,226,000	1,181,366
(U.S. Treasury 3 month Bill Money Market Yield + 0.000%), 2.187%, 01/31/20[2]	378,000	378,035
United States Treasury Bonds,
3.500%, 02/15/39	350,000	368,847
4.500%, 02/15/36	1,462,000	1,735,125
6.250%, 08/15/23	583,000	670,439
Total U.S. Treasury Obligations		4,333,812
Total U.S. Government and Agency Obligations (Cost $17,086,894)		16,433,704
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 1.0%[4]
Citibank N.A., dated 09/28/18, due 10/01/18, 2.260% total to be received $402,429 (collateralized by various U.S. Government Agency Obligations, 2.960% - 4.500%, 01/01/28 - 06/01/48, totaling $411,044)	402,353	402,353

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[5]	326,986	326,986
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[5]	326,986	326,986
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[5]	336,895	336,895
Total Other Investment Companies		990,867
Total Short-Term Investments (Cost $1,393,220)		1,393,220
Total Investments - 101.7%
(Cost $41,485,421)		40,245,183
Other Assets, less Liabilities - (1.7)%		(659,830)
Net Assets - 100.0%		$39,585,353

2

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

[1]	Some or all of these securities, amounting to $385,890 or 1.0% of net assets, were out on loan to various brokers.
[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2018.
[3]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2018, the value amounted to $381,854 or 1.0% of net assets.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$19,417,927	—	$19,417,927
Municipal Bonds	—	3,000,332	—	3,000,332
U.S. Government and Agency Obligations†	—	16,433,704	—	16,433,704
Short-Term Investments
Joint Repurchase Agreements	—	402,353	—	402,353
Other Investment Companies	$990,867	—	—	990,867

Total Investments in Securities	$990,867	$39,254,316	—	$40,245,183

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Municipal Bonds - 99.0%
Arizona - 3.8%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/28	$5,030,000	$5,868,099
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A
5.000%, 10/01/26	16,890,000	19,329,254
Salt River Project Agricultural Improvement & Power District, Salt River Project Electrical
5.000%, 01/01/29	7,600,000	9,042,252
Salt River Project Agricultural Improvement & Power District, Series A
5.000%, 12/01/24	5,575,000	6,045,864
Total Arizona		40,285,469
California - 3.9%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,095,910
5.000%, 02/01/30	1,620,000	1,841,843
5.000%, 02/01/31	900,000	1,016,901
5.000%, 02/01/32	1,855,000	2,088,730
State of California
5.000%, 09/01/25	10,000,000	11,716,600
5.000%, 08/01/29	7,100,000	8,289,037
5.000%, 09/01/29	5,010,000	5,857,141
State of California, Series C
5.000%, 09/01/26	7,700,000	8,994,986
Total California		40,901,148
Colorado - 1.7%
City of Colorado Springs Co. Utilities System Revenue, Series A-1
5.000%, 11/15/24	10,000,000	11,502,000
Regional Transportation District County COPS, Series A
5.000%, 06/01/24	6,000,000	6,656,280
Total Colorado		18,158,280
Connecticut - 1.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure
5.000%, 08/01/24	5,340,000	5,946,464
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/30	10,110,000	11,418,032
Total Connecticut		17,364,496
District of Columbia - 3.5%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C
5.000%, 10/01/24	5,475,000	6,065,150

	Principal Amount	Value
District of Columbia, Series A
5.000%, 06/01/24	$5,000,000	$5,710,050
5.000%, 06/01/30	5,995,000	6,921,168
District of Columbia, Series B
5.000%, 06/01/31	10,000,000	11,749,200
Washington Convention & Sports Authority, Series A
5.000%, 10/01/27	5,375,000	6,305,090
Total District of Columbia		36,750,658
Florida - 4.1%
Florida State Board of Education, Series D
5.000%, 06/01/24	6,565,000	7,050,219
Florida’s Turnpike Enterprise, Department of Transportation, Series C
5.000%, 07/01/28	7,075,000	8,210,750
Orange County Health Facilities Authority, Series A
5.000%, 10/01/31	4,515,000	5,050,659
State of Florida, Capital Outlay, Series B
5.000%, 06/01/27	9,045,000	10,262,638
State of Florida, Capital Outlay, Series C
5.000%, 06/01/27	5,555,000	6,488,407
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B
5.000%, 07/01/26	5,780,000	6,216,968
Total Florida		43,279,641
Georgia - 3.0%
Atlanta Water & Wastewater Revenue
5.000%, 11/01/25	5,100,000	5,872,446
Georgia State University & College Improvements, Series A
5.000%, 07/01/24	4,650,000	5,120,999
5.000%, 07/01/27	5,450,000	5,975,216
Georgia State University & College Improvements, Series A-Tranche 2
5.000%, 02/01/26	5,435,000	6,277,425
State of Georgia, Series F
5.000%, 01/01/26	7,015,000	8,226,490
Total Georgia		31,472,576
Idaho - 0.6%
Idaho Housing & Finance Association
5.000%, 07/15/23	5,770,000	6,438,743
Illinois - 3.3%
Chicago O’Hare International Airport, Series B
5.000%, 01/01/28	10,580,000	11,719,572
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue
5.000%, 07/01/27	11,000,000	12,654,730

4

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Illinois - 3.3% (continued)
Illinois State Toll Highway Authority, Series A
5.000%, 12/01/31	$9,335,000	$10,471,443
Total Illinois		34,845,745
Indiana - 1.8%
Indiana Finance Authority, Indiana University Health Revenue, Series A
5.000%, 12/01/23	5,115,000	5,770,385
Indiana Finance Authority, Series C
5.000%, 06/01/29	4,750,000	5,712,350
Indiana Transportation Finance Authority, Series C
5.500%, 12/01/25	6,070,000	7,257,413
Total Indiana		18,740,148
Iowa - 2.1%
Iowa Finance Authority, Green Bond
5.000%, 08/01/30	15,000,000	17,642,400
State of Iowa, Series A
5.000%, 06/01/25	4,000,000	4,626,160
Total Iowa		22,268,560
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A
5.000%, 10/01/29	5,150,000	5,799,518
Maryland - 6.5%
State of Maryland Department of Transportation, 2nd Issue
5.000%, 10/01/28	12,000,000	14,029,080
State of Maryland, Department of Transportation
5.000%, 09/01/29	11,905,000	14,009,566
State of Maryland, Series B
5.000%, 08/01/25	21,550,000	25,045,194
State of Maryland, State & Local Facilities 2nd Loan, Series B
5.000%, 08/01/28	7,790,000	9,387,340
University System of Maryland, University & College Improvements, Series A
5.000%, 04/01/24	5,100,000	5,804,412
Total Maryland		68,275,592
Massachusetts - 4.3%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A
5.000%, 06/15/24	13,770,000	15,443,881
Commonwealth of Massachusetts, Series A
5.000%, 07/01/25	7,700,000	8,929,536
Massachusetts Development Finance Agency, Partners Healthcare System
5.000%, 07/01/28	7,900,000	9,299,959

	Principal Amount	Value
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/26	$4,025,000	$4,752,157
5.000%, 08/01/31	6,050,000	6,984,483
Total Massachusetts		45,410,016
Michigan - 3.7%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/29	9,950,000	11,282,205
Michigan Finance Authority, Hospital Trinity Health Credit
5.000%, 12/01/34	5,225,000	5,926,718
Michigan State Building Authority Revenue, Series I
5.000%, 04/15/27	5,700,000	6,546,735
State of Michigan
5.000%, 03/15/27	12,640,000	14,792,592
Total Michigan		38,548,250
Minnesota - 0.9%
City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/35 1	3,095,000	3,470,145
Minneapolis-St Paul Metropolitan Airports Commission, Series A
5.000%, 01/01/25	5,000,000	5,746,700
Total Minnesota		9,216,845
Missouri - 1.4%
Metropolitan St Louis Sewer District, Series A
5.000%, 05/01/29	6,745,000	7,954,243
University of Missouri, Series A
5.000%, 11/01/26	5,495,000	6,285,346
Total Missouri		14,239,589
Nebraska - 0.6%
University of Nebraska Facilities Corp.
5.000%, 07/15/25	5,000,000	5,806,050
New Jersey - 2.6%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation
5.000%, 07/01/29	6,595,000	7,534,788
New Jersey State Turnpike Authority Revenue, Series 2012 B
5.000%, 01/01/24	2,790,000	3,087,107
New Jersey State Turnpike Authority Revenue, Series A
5.000%, 01/01/33	10,280,000	11,691,341
New Jersey State Turnpike Authority Revenue, Series B
5.000%, 01/01/28	4,010,000	4,724,181
Total New Jersey		27,037,417

5

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Mexico - 1.3%
New Mexico Finance Authority, Subordinate, Series A
5.000%, 06/15/28	$11,225,000	$13,415,447
New York - 12.3%
Metropolitan Transportation Authority, Climate Bond Certified Green Bond
5.000%, 11/15/33	6,795,000	7,860,252
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B
5.000%, 11/15/27	14,225,000	16,628,029
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,441,585
5.000%, 11/15/27	5,000,000	5,465,750
5.000%, 11/15/28	5,000,000	5,667,450
New York City General Obligation, Series C
5.000%, 08/01/24	5,000,000	5,697,400
5.000%, 08/01/26	5,510,000	6,432,760
New York City General Obligation, Series I
5.000%, 08/01/24	11,485,000	12,610,989
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C
5.000%, 11/01/26	11,930,000	13,721,290
New York City Water & Sewer System Revenue, Series FF
5.000%, 06/15/30	5,370,000	6,101,287
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,560,073
5.000%, 12/15/27	5,640,000	6,227,462
New York State Dormitory Authority, Series D
5.000%, 02/15/27	5,700,000	6,654,465
5.000%, 02/15/27	5,395,000	5,849,906
New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,370,000	9,491,999
New York State Urban Development Corp., Personal Income Tax Revenue, Series A
5.000%, 03/15/24	5,000,000	5,682,600
Total New York		129,093,297
North Carolina - 2.8%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A
5.000%, 01/01/27	5,050,000	5,795,380
North Carolina State Limited Obligation, Series A
5.000%, 06/01/26	5,000,000	5,904,950
North Carolina State Limited Obligation, Series B
5.000%, 05/01/28	15,135,000	17,861,116
Total North Carolina		29,561,446

	Principal Amount	Value
Ohio - 3.2%
Ohio State General Obligation, Series A
5.000%, 09/01/26	$7,050,000	$8,291,646
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A
5.000%, 06/01/25	10,050,000	11,663,427
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A
5.000%, 12/01/27	5,800,000	6,868,476
State of Ohio General Obligation, Series B
5.000%, 09/15/27	5,850,000	6,954,597
Total Ohio		33,778,146
Oklahoma - 1.4%
Grand River Dam Authority, Series A
5.000%, 06/01/28	7,845,000	9,152,526
Oklahoma Turnpike Authority, Series A
5.000%, 01/01/26	5,000,000	5,311,950
Total Oklahoma		14,464,476
Oregon - 2.1%
Oregon State Lottery, Series C 5.000%, 04/01/27 Oregon State Lottery, Series D	10,000,000	11,452,000
5.000%, 04/01/28	8,780,000	10,043,530
Total Oregon		21,495,530
Pennsylvania - 1.6%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/32	7,870,000	8,864,847
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue
5.000%, 08/15/26	6,930,000	8,069,015
Total Pennsylvania		16,933,862
Tennessee - 0.8%
State of Tennessee Fuel Sales Tax Revenue, Series B
5.000%, 09/01/26	7,365,000	8,454,136
Texas - 12.8%
Central Texas Turnpike System Transportation Commission, Series C
5.000%, 08/15/31	11,175,000	12,143,425
City of Austin TX Water & Wastewater System Revenue
5.000%, 11/15/26	5,100,000	5,994,693
City of San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/26	9,300,000	10,827,897
Dallas Area Rapid Transit, Senior Lien
5.250%, 12/01/28	8,865,000	10,800,584

6

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 12.8% (continued)
Lower Colorado River Authority, LCRA Transmission Services Corporation
5.000%, 05/15/29	$3,800,000	$4,240,154
Metropolitan Transit Authority of Harris County Series A
5.000%, 11/01/24	5,060,000	5,778,571
North Texas Municipal Water District Water System Revenue, Refunding And Improvement
5.000%, 09/01/29	7,340,000	8,495,903
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A
5.000%, 01/01/25	6,460,000	7,239,205
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,247,620
5.000%, 01/01/32	4,000,000	4,505,720
North Texas Tollway Authority, Series A
5.000%, 01/01/26	7,775,000	8,680,399
State of Texas, Transportation Commission Highway Improvements Revenue
5.000%, 04/01/25	4,950,000	5,426,339
State of Texas, Transportation Commission Mobility Fund
5.000%, 10/01/26	10,055,000	11,371,702
Texas A&M University, Financing System, Series E
5.000%, 05/15/28	8,815,000	10,364,589
Texas Transportation Commission Fund, Series A
5.000%, 04/01/27	12,550,000	13,739,865
Texas Water Development Board, State Revolving Fund
5.000%, 08/01/26	5,395,000	6,336,050
The University of Texas System, Series H
5.000%, 08/15/26	5,045,000	5,921,115
Total Texas		134,113,831
Utah - 0.6%
Utah Transit Authority, Series A
5.000%, 06/15/27	5,020,000	5,779,877
Virginia - 1.1%
Virginia Public Building Authority, Series B
5.000%, 08/01/25	10,300,000	11,935,331
Washington - 5.4%
County of King WA Sewer Revenue, Series B
5.000%, 01/01/24	3,080,000	3,270,775
Energy Northwest Electric Revenue, Bonneville Power
5.000%, 07/01/25	10,180,000	11,784,979
Energy Northwest Nuclear Revenue, Project 3, Series A
5.000%, 07/01/25	7,965,000	9,220,762

	Principal Amount	Value
State of Washington School Improvements, Series C
5.000%, 02/01/28	$7,370,000	$8,532,691
State of Washington, Series R-2015C
5.000%, 07/01/28	10,120,000	11,474,360
University of Washington, University & College Improvements Revenue, Series C
5.000%, 07/01/27	7,270,000	8,062,793
Washington Health Care Facilities Authority Providence Health & Services, Series A
5.000%, 10/01/26	3,495,000	3,839,397
Total Washington		56,185,757
West Virginia - 0.3%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation
5.000%, 01/01/35	2,900,000	3,211,112
Wisconsin - 3.2%
Wisconsin State Revenue, Department of Transportation, Series 2
5.000%, 07/01/29	20,150,000	23,652,674
Wisconsin State Revenue, Department of Transportation, Series A
5.000%, 07/01/24	5,000,000	5,722,700
Wisconsin State, Series 2
5.000%, 05/01/24	3,570,000	3,907,151
Total Wisconsin		33,282,525
Total Municipal Bonds (Cost $1,056,436,018)		1,036,543,514

	Shares
Short-Term Investments - 1.0%
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95% [2]	3,399,552	3,399,552
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97% [2]	3,399,552	3,399,552
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98% [2]	3,502,569	3,502,569
Total Short-Term Investments (Cost $10,301,673)		10,301,673
Total Investments - 100.0% (Cost $1,066,737,691)		1,046,845,187
Other Assets, less Liabilities - (0.0)%#		(225,821)
Net Assets - 100.0%		$1,046,619,366

7

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

#	Less than 0.05%.
[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2018, amounted to $3,470,145, or 0.3% of net assets.
[2]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

COPS     Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,036,543,514	—	$1,036,543,514
Short-Term Investments
Other Investment Companies	$10,301,673	—	—	10,301,673

Total Investments in Securities	$10,301,673	$1,036,543,514	—	$1,046,845,187

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Municipal Bonds - 99.0%
California - 4.8%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/42	$2,500,000	$2,731,050
5.000%, 02/01/47	4,000,000	4,354,720
California Municipal Finance Authority, Senior Lien-LINXS APM Project
5.000%, 12/31/43	3,000,000	3,280,500
Total California		10,366,270
Colorado - 5.7%
City & County of Denver Co. Airport System Revenue, Series A
5.000%, 12/01/43	6,500,000	7,186,920
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008
6.500%, 11/15/38	3,905,000	5,251,834
Total Colorado		12,438,754
Connecticut - 6.1%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/38	7,150,000	7,807,514
State of Connecticut, Series E
5.000%, 09/15/35	2,425,000	2,668,470
5.000%, 09/15/37	2,500,000	2,727,150
Total Connecticut		13,203,134
Florida - 13.3%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A
5.000%, 12/01/44	6,620,000	7,063,805
County of Miami-Dade FL Aviation Revenue, Series B
5.000%, 10/01/40	2,000,000	2,200,660
Martin County Health Facilities Authority, Martin Memorial Medical Center
5.500%, 11/15/42	4,430,000	4,736,822
Miami Beach Health Facilities Authority Mt. Sinai Medical Center
5.000%, 11/15/39	5,220,000	5,474,631
Orange County Health Facilities Authority, Orlando Health Inc., Series A
5.000%, 10/01/39	4,090,000	4,461,086
Putnam County Development Authority, Seminole PJ, Series A
5.000%, 03/15/42	4,480,000	4,934,675
Total Florida		28,871,679
Illinois - 8.4%
Illinois State General Obligation
5.500%, 07/01/38	3,275,000	3,453,422

	Principal Amount	Value
Illinois State General Obligation, Series D
5.000%, 11/01/26	$5,215,000	$5,505,528
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A
5.000%, 06/15/42	2,990,000	3,079,311
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B
5.000%, 06/15/52	5,910,000	6,066,142
Total Illinois		18,104,403
Louisiana - 4.5%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation
5.000%, 05/15/47	3,285,000	3,517,644
New Orleans Aviation Board, General Airport North Terminal, Series B
5.000%, 01/01/48	5,830,000	6,312,432
Total Louisiana		9,830,076
Maine - 1.7%
Maine Health & Higher Educational Facilities Authority, Series A
5.000%, 07/01/48	3,250,000	3,581,728
Massachusetts - 3.6%
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/41	2,250,000	2,418,638
5.000%, 10/01/48	5,000,000	5,349,950
Total Massachusetts		7,768,588
Michigan - 2.0%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/41	4,000,000	4,373,400
Minnesota - 2.8%
City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/49 1	5,500,000	6,034,490
Nebraska - 1.6%
Central Plains Energy Project Project #3, Series A
5.000%, 09/01/42	3,000,000	3,469,140
New Jersey - 9.9%
New Jersey Economic Development Authority, Series DDD
5.000%, 06/15/42	7,665,000	8,136,397
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A
5.125%, 06/15/43	4,450,000	4,584,880

9

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 9.9% (continued)
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	$2,500,000	$2,688,250
5.250%, 06/01/46	3,500,000	3,847,620
Tobacco Settlement Financing Corp. Series B
5.000%, 06/01/46	2,000,000	2,112,880
Total New Jersey		21,370,027
New York - 5.5%
New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia
5.000%, 01/01/31	3,500,000	3,893,960
New York Transportation Development Corp., Laguardia Airport Terminal B
5.000%, 07/01/46	7,650,000	8,070,979
Total New York		11,964,939
Oklahoma - 3.7%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,750,000	3,002,120
5.500%, 08/15/52	4,500,000	4,987,620
Total Oklahoma		7,989,740
Pennsylvania - 1.3%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/33	2,500,000	2,805,125
Rhode Island - 2.9%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,148,520
5.000%, 06/01/40	3,985,000	4,232,628
Total Rhode Island		6,381,148
Texas - 11.5%
Central Texas Regional Mobility Authority
5.000%, 01/01/40	2,000,000	2,189,120
5.000%, 01/01/46	3,750,000	4,087,088
Central Texas Turnpike System, Series C
5.000%, 08/15/42	6,915,000	7,362,539
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A
5.500%, 04/01/53	3,960,000	4,383,324
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	2,490,000	2,666,192

	Principal Amount	Value
5.000%, 12/31/45	$3,880,000	$4,141,900
Total Texas		24,830,163
Virginia - 2.7%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,677,075
5.000%, 12/31/52	3,000,000	3,203,370
Total Virginia		5,880,445
Washington - 2.5%
Washington State Convention Center Public Facilities District
5.000%, 07/01/48	5,000,000	5,488,950
West Virginia - 4.5%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation
5.000%, 01/01/43	4,000,000	4,365,000
West Virginia Hospital Finance Authority, WV United Health System Obligation
5.500%, 06/01/44	4,950,000	5,381,244
Total West Virginia		9,746,244
Total Municipal Bonds (Cost $214,257,146)		214,498,443

	Shares
Short-Term Investments - 2.7%
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95% [2]	1,947,644	1,947,644
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97% [2]	1,947,644	1,947,644
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98% [2]	2,006,664	2,006,664
Total Short-Term Investments (Cost $5,901,952)		5,901,952
Total Investments - 101.7% (Cost $220,159,098)		220,400,395
Other Assets, less Liabilities - (1.7)%		(3,649,973)
Net Assets - 100.0%		$216,750,422

10

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2018, amounted to $6,034,490, or 2.8% of net assets.
[2]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$214,498,443	—	$214,498,443
Short-Term Investments
Other Investment Companies	$5,901,952	—	—	5,901,952

Total Investments in Securities	$5,901,952	$214,498,443	—	$220,400,395

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

11

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 13.8%
Chuy’s Holdings, Inc.*	103,753	$2,723,516
Five Below, Inc.*	104,756	13,624,565
Grand Canyon Education, Inc.*	148,926	16,798,853
Helen of Troy, Ltd.*	41,006	5,367,685
Hibbett Sports, Inc.*	102,941	1,935,291
Installed Building Products, Inc.*	120,668	4,706,052
Lithia Motors, Inc., Class A1	95,386	7,789,221
Oxford Industries, Inc.	70,180	6,330,236
Skyline Champion Corp.	101,834	2,909,397
Texas Roadhouse, Inc.	173,526	12,023,617
Tupperware Brands Corp.	71,126	2,379,165
Wolverine World Wide, Inc.	173,636	6,780,486
Total Consumer Discretionary		83,368,084
Consumer Staples - 3.9%
Central Garden & Pet Co.*,1	108,549	3,912,106
Central Garden & Pet Co., Class A*	139,779	4,632,276
Performance Food Group Co.*	295,377	9,836,054
WD-40 Co.	29,842	5,135,808
Total Consumer Staples		23,516,244
Energy - 2.9%
Dril-Quip, Inc.*	57,031	2,979,870
Forum Energy Technologies, Inc.*,1	200,060	2,070,621
Matador Resources Co.*	380,550	12,577,177
Total Energy		17,627,668
Financials - 15.4%
Ameris Bancorp	171,736	7,848,335
AMERISAFE, Inc.	122,560	7,592,592
Cathay General Bancorp	185,654	7,693,502
Cohen & Steers, Inc.	136,358	5,537,498
Glacier Bancorp, Inc.	214,387	9,237,936
IBERIABANK Corp.	68,320	5,557,832
Meridian Bancorp, Inc.	210,911	3,585,487
Pacific Premier Bancorp, Inc.*	218,673	8,134,636
PRA Group, Inc.*	139,647	5,027,292
ProAssurance Corp.	69,755	3,274,997
Stifel Financial Corp.	133,748	6,855,922
Texas Capital Bancshares, Inc.*	105,223	8,696,681
United Bankshares, Inc. [1]	155,242	5,643,047
Webster Financial Corp.	139,147	8,204,107
Total Financials		92,889,864

	Shares	Value
Health Care - 16.9%
Amneal Pharmaceuticals, Inc.*	277,289	$6,153,043
Cambrex Corp.*	113,053	7,732,825
Cantel Medical Corp.	78,079	7,187,953
Catalent, Inc.*	258,177	11,759,962
Diplomat Pharmacy, Inc.*	294,019	5,706,909
Globus Medical, Inc., Class A*	245,770	13,949,905
ICU Medical, Inc.*	62,492	17,669,613
LHC Group, Inc.*	46,982	4,838,676
Medidata Solutions, Inc.*	114,816	8,417,161
Syneos Health, Inc.*	205,405	10,588,628
Wright Medical Group, N.V. (Netherlands)*,1	278,484	8,081,606
Total Health Care		102,086,281
Industrials - 17.6%
AAR Corp.	165,413	7,921,629
Alamo Group, Inc.	58,635	5,371,552
Allegiant Travel Co.[1]	44,984	5,703,971
Healthcare Services Group, Inc.[1]	192,097	7,802,980
Heartland Express, Inc.	287,549	5,673,342
ICF International, Inc.	101,657	7,670,021
John Bean Technologies Corp.	52,804	6,299,517
Mobile Mini, Inc.	119,207	5,227,227
Patrick Industries, Inc.*	111,812	6,619,270
Primoris Services Corp.	272,380	6,760,472
RBC Bearings, Inc.*	61,724	9,280,821
Ritchie Bros. Auctioneers, Inc. (Canada)	257,874	9,316,987
Sun Hydraulics Corp.	149,074	8,166,274
Universal Forest Products, Inc.	187,780	6,634,267
US Ecology, Inc.	106,373	7,845,009
Total Industrials		106,293,339
Information Technology - 13.3%
Blackbaud, Inc.	105,101	10,665,649
EPAM Systems, Inc.*	95,751	13,184,913
ExlService Holdings, Inc.*	109,443	7,245,127
HubSpot, Inc.*	78,483	11,847,009
MACOM Technology Solutions Holdings, Inc.*,1	158,660	3,268,396
Paylocity Holding Corp.*	71,830	5,769,386
Power Integrations, Inc.	91,579	5,787,793
Proofpoint, Inc.*	59,786	6,357,045
Rogers Corp.*	46,038	6,782,318
Silicon Laboratories, Inc.*	100,033	9,183,029
Total Information Technology		80,090,665

12

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.1%
Balchem Corp.	70,290	$7,878,806
Compass Minerals International, Inc.	57,168	3,841,690
KapStone Paper and Packaging Corp.	82,447	2,795,778
PolyOne Corp.	233,867	10,224,665
Silgan Holdings, Inc.	206,478	5,740,088
Total Materials		30,481,027
Real Estate - 4.4%
National Health Investors, Inc., REIT	77,707	5,873,872
Pebblebrook Hotel Trust, REIT [1]	179,087	6,513,394
QTS Realty Trust, Inc., Class A, REIT	161,242	6,880,196
STAG Industrial, Inc., REIT	269,492	7,411,030
Total Real Estate		26,678,492
Utilities - 2.5%
IDACORP, Inc.	72,961	7,239,920
NorthWestern Corp.	132,798	7,789,931
Total Utilities		15,029,851
Total Common Stocks (Cost $450,508,939)		578,061,515

	Principal Amount
Short-Term Investments - 8.6%
Joint Repurchase Agreements - 4.2%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $5,963,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $6,081,345)	$5,962,103	5,962,103
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $1,253,841 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $1,278,678)	1,253,606	1,253,606

	Principal Amount	Value
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $5,963,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $6,081,345)	$5,962,103	$5,962,103
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $5,963,226 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $6,081,345)	5,962,103	5,962,103
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $5,963,350 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $6,082,195)	5,962,103	5,962,103
Total Joint Repurchase Agreements		25,102,018

	Shares
Other Investment Companies - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	8,859,107	8,859,107
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	8,859,107	8,859,107
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	9,127,564	9,127,564
Total Other Investment Companies		26,845,778
Total Short-Term Investments (Cost $51,947,796)		51,947,796
Total Investments - 104.4% (Cost $502,456,735)		630,009,311
Other Assets, less Liabilities - (4.4)%		(26,269,047)
Net Assets - 100.0%		$603,740,264

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $24,534,423 or 4.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

13

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$578,061,515	—	—	$578,061,515
Short-Term Investments
Joint Repurchase Agreements	—	$25,102,018	—	25,102,018
Other Investment Companies	26,845,778	—	—	26,845,778

Total Investments in Securities	$604,907,293	$25,102,018	—	$630,009,311

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

14

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 14.2%
BJ’s Restaurants, Inc.	26,450	$1,909,690
Burlington Stores, Inc.*	17,315	2,820,960
Carter’s, Inc.	16,410	1,618,026
Cavco Industries, Inc.*	10,259	2,595,527
Dorman Products, Inc.*	23,962	1,843,157
Five Below, Inc.*	21,990	2,860,019
Lithia Motors, Inc., Class A	12,672	1,034,796
The Michaels Cos., Inc.*,1	50,502	819,648
Polaris Industries, Inc.	15,111	1,525,455
Pool Corp.	8,216	1,371,086
Texas Roadhouse, Inc.	21,128	1,463,959
Total Consumer Discretionary		19,862,323
Consumer Staples - 1.2%
PriceSmart, Inc.	20,515	1,660,689
Energy - 4.0%
Callon Petroleum Co.*,1	120,492	1,444,699
Dril-Quip, Inc.*	9,856	514,976
Matador Resources Co.*	49,882	1,648,600
Parsley Energy, Inc., Class A*	42,988	1,257,399
Superior Energy Services, Inc.*	75,760	737,902
Total Energy		5,603,576
Financials - 12.7%
Artisan Partners Asset Management, Inc., Class A	22,072	715,133
BankUnited, Inc.	33,997	1,203,494
Glacier Bancorp, Inc.	32,279	1,390,902
James River Group Holdings, Ltd. (Bermuda)	33,777	1,439,576
MarketAxess Holdings, Inc.	16,272	2,904,389
Pinnacle Financial Partners, Inc.	24,145	1,452,322
ProAssurance Corp.	26,110	1,225,864
Signature Bank	14,390	1,652,547
Texas Capital Bancshares, Inc.*	20,008	1,653,661
Webster Financial Corp.	27,111	1,598,465
Western Alliance Bancorp*	43,838	2,493,944
Total Financials		17,730,297
Health Care - 12.0%
Acadia Healthcare Co., Inc.*,1	27,867	980,918
Alkermes PLC (Ireland)*	22,869	970,560
Amneal Pharmaceuticals, Inc.*	42,096	934,110
Bio-Rad Laboratories, Inc., Class A*	4,930	1,543,041
Catalent, Inc.*	44,577	2,030,482
ICU Medical, Inc.*	9,306	2,631,272

	Shares	Value
Premier, Inc., Class A*	47,227	$2,162,052
STERIS PLC (United Kingdom)	22,049	2,522,406
West Pharmaceutical Services, Inc.	23,752	2,932,660
Total Health Care		16,707,501
Industrials - 16.8%
Exponent, Inc.	60,126	3,222,754
Gardner Denver Holdings, Inc.*	61,602	1,745,801
Graco, Inc.	31,358	1,453,130
Hexcel Corp.	25,514	1,710,714
Lincoln Electric Holdings, Inc.	15,851	1,481,117
The Middleby Corp.*,1	9,682	1,252,367
Nordson Corp.	12,319	1,711,109
RBC Bearings, Inc.*	16,648	2,503,193
Ritchie Bros. Auctioneers, Inc. (Canada)	45,431	1,641,422
Schneider National, Inc., Class B	53,477	1,335,855
The Toro Co.	36,638	2,197,181
Wabtec Corp.	22,359	2,345,012
WageWorks, Inc.*	21,835	933,446
Total Industrials		23,533,101
Information Technology - 17.9%
ANSYS, Inc.*	7,707	1,438,743
Blackbaud, Inc.	13,406	1,360,441
Booz Allen Hamilton Holding Corp.	48,193	2,391,819
Cognex Corp.	45,378	2,533,000
EPAM Systems, Inc.*	7,810	1,075,437
Gartner, Inc.*	19,869	3,149,236
Power Integrations, Inc.	15,310	967,592
Rapid7, Inc.*	35,398	1,306,894
Silicon Laboratories, Inc.*	15,496	1,422,533
SS&C Technologies Holdings, Inc.	38,021	2,160,733
Tyler Technologies, Inc.*	9,202	2,255,042
The Ultimate Software Group, Inc.*	5,752	1,853,237
Zebra Technologies Corp., Class A*	17,903	3,165,787
Total Information Technology		25,080,494
Materials - 6.5%
AptarGroup, Inc.	10,631	1,145,384
Berry Global Group, Inc.*	30,795	1,490,170
Eagle Materials, Inc.	12,300	1,048,452
Quaker Chemical Corp.	10,663	2,156,165
RPM International, Inc.	49,690	3,226,869
Total Materials		9,067,040
Real Estate - 8.2%
American Campus Communities, Inc., REIT	50,408	2,074,793

15

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 8.2% (continued)
CoreSite Realty Corp., REIT	13,196	$1,466,604
Easterly Government Properties, Inc., REIT	83,276	1,613,056
Mid-America Apartment Communities, Inc., REIT	12,178	1,219,992
Physicians Realty Trust, REIT	85,686	1,444,666
Summit Hotel Properties, Inc., REIT	126,326	1,709,191
Sun Communities, Inc., REIT	18,558	1,884,379
Total Real Estate		11,412,681
Utilities - 2.0%
OGE Energy Corp.	36,997	1,343,731
Portland General Electric Co.	31,647	1,443,420
Total Utilities		2,787,151
Total Common Stocks (Cost $125,416,534)		133,444,853

	Principal Amount
Short-Term Investments - 5.4%
Joint Repurchase Agreements - 1.1%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $606,418 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $618,429)	$606,303	606,303

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $1,000,188 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		1,606,303

	Shares
Other Investment Companies - 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	1,960,651	1,960,651
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	1,960,650	1,960,650
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	2,020,064	2,020,064
Total Other Investment Companies		5,941,365
Total Short-Term Investments (Cost $7,547,668)		7,547,668
Total Investments - 100.9% (Cost $132,964,202)		140,992,521
Other Assets, less Liabilities - (0.9)%		(1,278,519)
Net Assets - 100.0%		$139,714,002

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,553,003 or 1.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

16

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$133,444,853	—	—	$133,444,853
Short-Term Investments
Joint Repurchase Agreements	—	$1,606,303	—	1,606,303
Other Investment Companies	5,941,365	—	—	5,941,365

Total Investments in Securities	$139,386,218	$1,606,303	—	$140,992,521

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

17

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

18

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

19

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 99.4%
Communication Services - 8.5%
Activision Blizzard, Inc.	30,157	$2,508,761
Alphabet, Inc., Class A*	1,889	2,280,174
Comcast Corp., Class A	65,045	2,303,244
Facebook, Inc., Class A*	11,517	1,894,086
The Walt Disney Co.	20,625	2,411,887
Total Communication Services		11,398,152
Consumer Discretionary - 12.3%
Carnival Corp.	38,382	2,447,620
Dick’s Sporting Goods, Inc.	61,579	2,184,823
Dollar General Corp.	21,812	2,384,051
eBay, Inc.*	61,799	2,040,603
The Home Depot, Inc.	11,879	2,460,735
O’Reilly Automotive, Inc.*	6,818	2,368,028
Ross Stores, Inc.	25,161	2,493,455
Total Consumer Discretionary		16,379,315
Financials - 10.5%
American Express Co.	23,409	2,492,824
Ameriprise Financial, Inc.	16,316	2,409,221
The Charles Schwab Corp.	45,571	2,239,815
The Progressive Corp.	35,276	2,506,007
S&P Global, Inc.	11,178	2,184,069
Synchrony Financial	68,326	2,123,572
Total Financials		13,955,508
Health Care - 17.7%
AbbVie, Inc.	23,699	2,241,452
Aetna, Inc.	11,534	2,339,672
Anthem, Inc.	8,951	2,453,022
athenahealth, Inc.*	15,577	2,081,087
Biogen, Inc.*	6,729	2,377,423
Celgene Corp.*	26,002	2,326,919
Cigna Corp.	12,620	2,628,115
Gilead Sciences, Inc.	30,982	2,392,120
UnitedHealth Group, Inc.	8,756	2,329,446
Zoetis, Inc.	26,636	2,438,792
Total Health Care		23,608,048
Industrials - 16.2%
The Boeing Co.	6,892	2,563,135
Illinois Tool Works, Inc.	16,502	2,328,762
Lockheed Martin Corp.	7,201	2,491,258
Masco Corp.	60,368	2,209,469
Norfolk Southern Corp.	13,189	2,380,614

	Shares	Value
Rockwell Automation, Inc.	12,461	$2,336,687
Snap-on, Inc.	13,226	2,428,294
Southwest Airlines Co.	39,822	2,486,884
Union Pacific Corp.	15,117	2,461,501
Total Industrials		21,686,604
Information Technology - 30.6%
Adobe Systems, Inc.*	9,294	2,508,915
Apple, Inc.	10,544	2,380,203
CDW Corp.	27,921	2,482,735
Cisco Systems, Inc.	51,208	2,491,269
Citrix Systems, Inc.*	21,694	2,411,505
Fidelity National Information Services, Inc.	21,315	2,324,827
International Business Machines Corp.	16,241	2,455,802
KLA-Tencor Corp.	20,988	2,134,689
Lam Research Corp.	12,707	1,927,652
Mastercard, Inc., Class A	11,603	2,582,944
Microsoft Corp.	21,712	2,483,201
NetApp, Inc.	28,755	2,469,767
Oracle Corp.	50,389	2,598,057
Texas Instruments, Inc.	20,706	2,221,547
Total System Services, Inc.	24,548	2,423,869
Visa, Inc., Class A	16,364	2,456,073
Xilinx, Inc.	30,369	2,434,683
Total Information Technology		40,787,738
Materials - 3.6%
Berry Global Group, Inc.*	49,583	2,399,321
Crown Holdings, Inc.*,1	50,895	2,442,960
Total Materials		4,842,281
Total Common Stocks (Cost $115,581,091)		132,657,646

	Principal Amount
Short-Term Investments - 2.1%
Joint Repurchase Agreements - 1.4%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $863,567 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $880,672)	$863,404	863,404

1

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 1.4%[2] (continued)
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $1,000,188 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		1,863,404

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	297,003	297,003
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	297,003	297,003
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	306,004	306,004
Total Other Investment Companies		900,010
Total Short-Term Investments (Cost $2,763,414)		2,763,414

Value
Total Investments - 101.5% (Cost $118,344,505)	$135,421,060
Other Assets, less Liabilities - (1.5)%	(2,041,898)
Net Assets - 100.0%	$133,379,162

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,832,208 or 1.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$132,657,646	—	—	$132,657,646
Short-Term Investments
Joint Repurchase Agreements	—	$1,863,404	—	1,863,404
Other Investment Companies	900,010	—	—	900,010

Total Investments in Securities	$133,557,656	$1,863,404	—	$135,421,060

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

2

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 98.4%
Communication Services - 9.0%
Baidu, Inc., Sponsored ADR (China)*	230	$52,596
KDDI Corp., ADR (Japan)	4,019	55,161
Nippon Telegraph & Telephone Corp., ADR (Japan)	1,206	54,324
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	2,102	58,604
YY, Inc., ADR (China)*	484	36,261
Total Communication Services		256,946
Consumer Discretionary - 12.5%
Bridgestone Corp., ADR (Japan)	2,465	46,478
Carnival PLC, ADR (United States)	877	55,321
Magna International, Inc. (Canada)	817	42,917
Persimmon PLC, ADR (United Kingdom)	767	47,546
Renault, S.A., ADR (France)	2,765	47,779
Sony Corp. (Japan)	838	50,940
The Stars Group, Inc. (Canada)*	1,474	36,609
Valeo, S.A., Sponsored ADR (France)	1,491	32,243
Total Consumer Discretionary		359,833
Consumer Staples - 3.2%
Seven & i Holdings Co., Ltd. (Japan)	1,266	56,445
WH Group, Ltd., Sponsored ADR (Hong Kong)	2,546	36,064
Total Consumer Staples		92,509
Energy - 7.6%
CNOOC, Ltd. (China)	27,379	54,214
Eni SpA (Italy)	2,741	51,667
LUKOIL PJSC, Sponsored ADR (Russia)	806	61,611
Royal Dutch Shell PLC, Class B, Sponsored ADR (Netherlands)[1]	707	50,147
Total Energy		217,639
Financials - 17.6%
Allianz SE, Sponsored ADR (Germany)	2,312	51,246
AXA SA (France)	1,888	50,590
Banco Santander Mexico, S.A. Institucion de Banca Multiple Grupo Financiero Santander, ADR (Mexico)	7,531	58,441
Credicorp, Ltd. (Peru)	230	51,308
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	595	45,342
Kasikornbank PCL, ADR (Thailand)	1,913	51,307
Manulife Financial Corp. (Canada)	2,697	48,222
ORIX Corp., Sponsored ADR (Japan)	651	52,750
SCOR SE, Sponsored ADR (France)	10,786	49,217

	Shares	Value
United Overseas Bank, Ltd. (Singapore)	2,440	$48,235
Total Financials		506,658
Health Care - 9.0%
Astellas Pharma, Inc. (Japan)	2,942	51,376
Fresenius Medical Care AG & Co. KGaA (Germany)	490	50,344
ICON PLC (Ireland)*	318	48,893
Jazz Pharmaceuticals PLC (Ireland)*	291	48,926
Sanofi (France)	648	57,897
Total Health Care		257,436
Industrials - 19.0%
ACS Actividades de Construccion y Servicios, S.A. (Spain)	1,150	48,844
AerCap Holdings, N.V. (Ireland)*	953	54,817
Beijing Capital International Airport Co., Ltd., Class H (China)	34,865	42,286
Canadian National Railway Co. (Canada)	539	48,402
Ferguson PLC (Switzerland)	724	61,411
Mitsubishi Electric Corp., ADR (Japan)	1,558	42,705
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	498	47,828
Safran SA (France)	446	62,451
Schneider Electric SE (France)	621	49,864
Sensata Technologies Holding PLC (United States)*	1,002	49,649
SMC Corp., Sponsored ADR (Japan)	2,345	37,731
Total Industrials		545,988
Information Technology - 10.0%
ASE Technology Holding Co., Ltd., ADR (Taiwan)	10,847	52,391
Capgemini SE, ADR (France)	1,993	50,104
Check Point Software Technologies, Ltd. (Israel)*	456	53,657
Infineon Technologies AG, ADR (Germany)	1,836	41,714
NXP Semiconductors, N.V. (Netherlands)	491	41,980
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,067	47,119
Total Information Technology		286,965
Materials - 10.5%
Arkema, S.A., Sponsored ADR (France)	410	50,655
CRH PLC, Sponsored ADR (Ireland)	1,545	50,552
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR (China)	715	43,150
Solvay, S.A. (Belgium)	402	53,890
Stora Enso OYJ, Class R (Finland)	2,712	51,789

3

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 10.5% (continued)
Teck Resources, Ltd., Class B (Canada)	2,167	$52,227
Total Materials		302,263
Total Common Stocks (Cost $2,607,134)		2,826,237

	Principal Amount
Short-Term Investments - 2.7%
Joint Repurchase Agreements - 1.3%[2]
Deutsche Bank Securities, Inc., dated 09/28/18,due 10/01/18, 2.250% total to be received $38,660 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 - 02/15/44, totaling $39,426)	$38,653	38,653

	Shares
Other Investment Companies - 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	13,402	13,402

	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	13,402	$13,402
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	13,809	13,809
Total Other Investment Companies		40,613
Total Short-Term Investments (Cost $79,266)		79,266
Total Investments - 101.1% (Cost $2,686,400)		2,905,503
Other Assets, less Liabilities - (1.1)%		(32,662)
Net Assets - 100.0%		$2,872,841

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $37,593 or 1.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

4

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$281,132	$264,856	—	$545,988
Financials	407,833	98,825	—	506,658
Consumer Discretionary	308,893	50,940	—	359,833
Materials	196,584	105,679	—	302,263
Information Technology	286,965	—	—	286,965
Health Care	97,819	159,617	—	257,436
Communication Services	256,946	—	—	256,946
Energy	111,758	105,881	—	217,639
Consumer Staples	36,064	56,445	—	92,509
Short-Term Investments
Joint Repurchase Agreements	—	38,653	—	38,653
Other Investment Companies	40,613	—	—	40,613

Total Investments in Securities	$2,024,607	$880,896	—	$2,905,503

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(46,964)	$46,964	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

5

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Belgium	1.9
Canada	8.1
China	8.1
Finland	1.8
France	15.9
Germany	5.1
Hong Kong	1.3
Ireland	8.9
Israel	1.9
Italy	1.8
Japan	15.8
Mexico	2.1
Netherlands	3.3
Peru	1.8
Russia	2.2
Singapore	3.3
South Korea	2.1
Spain	1.7
Switzerland	2.2
Taiwan	3.5
Thailand	1.8
United Kingdom	1.7
United States	3.7

100.0

6

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

7

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 12.3%
Aaron’s, Inc.	541,200	$29,473,752
Brunswick Corp.	385,700	25,849,614
Chico’s FAS, Inc.	1,191,700	10,332,039
The Children’s Place, Inc.	236,000	30,160,800
Gildan Activewear, Inc. (Canada)	414,500	12,613,235
LCI Industries	207,250	17,160,300
Winnebago Industries, Inc.	270,600	8,970,390
Total Consumer Discretionary		134,560,130
Financials - 24.9%
Banc of California, Inc.	978,700	18,497,430
BancorpSouth Bank	696,600	22,778,820
Essent Group, Ltd.*	592,950	26,238,037
First Busey Corp.	730,443	22,680,255
First Midwest Bancorp, Inc.	829,404	22,053,852
Hope Bancorp, Inc.	788,700	12,753,279
Investment Technology Group, Inc.	852,062	18,455,663
Janus Henderson Group PLC (United Kingdom)	443,888	11,967,221
Kemper Corp.	177,459	14,276,577
OceanFirst Financial Corp.	736,900	20,058,418
Reinsurance Group of America, Inc.	126,647	18,308,090
Sterling Bancorp	696,720	15,327,840
UMB Financial Corp.	230,300	16,328,270
Umpqua Holdings Corp.	853,214	17,746,851
WSFS Financial Corp.	322,400	15,201,160
Total Financials		272,671,763
Health Care - 6.8%
Acadia Healthcare Co., Inc.*	420,300	14,794,560
AMN Healthcare Services, Inc.*	305,100	16,688,970
Cross Country Healthcare, Inc.*	903,889	7,890,951
The Ensign Group, Inc.	449,327	17,038,480
Prestige Consumer Healthcare, Inc.*	472,100	17,887,869
Total Health Care		74,300,830
Industrials - 25.2%
American Woodmark Corp.*	155,400	12,191,130
Beacon Roofing Supply, Inc.*	477,800	17,291,582
BMC Stock Holdings, Inc.*	1,036,320	19,327,368
CBIZ, Inc.*	583,950	13,839,615
Columbus McKinnon Corp.	489,350	19,348,899
Deluxe Corp.	207,300	11,803,662
EnPro Industries, Inc.	224,500	16,372,785
Gibraltar Industries, Inc.*	437,500	19,950,000

	Shares	Value
Hillenbrand, Inc.	217,000	$11,349,100
JELD-WEN Holding, Inc.*	685,100	16,894,566
Knoll, Inc.	794,500	18,631,025
Korn/Ferry International	184,200	9,070,008
ManpowerGroup, Inc.	161,200	13,856,752
NN, Inc.	822,200	12,826,320
NOW, Inc.*	1,053,600	17,437,080
Rexnord Corp.*	684,026	21,068,001
TriMas Corp.*	794,500	24,152,800
Total Industrials		275,410,693
Information Technology - 17.0%
Anixter International, Inc.*	264,800	18,615,440
Belden, Inc.	132,400	9,454,684
Benchmark Electronics, Inc.	714,089	16,709,683
Electronics For Imaging, Inc.*,1	449,100	15,305,328
Knowles Corp.*	1,036,300	17,223,306
NCR Corp.*	527,700	14,991,957
Perficient, Inc.*	594,900	15,854,085
Sanmina Corp.*	558,410	15,412,116
Versum Materials, Inc.	402,977	14,511,202
Virtusa Corp.*	262,100	14,077,391
WNS Holdings, Ltd., ADR (India)*	221,798	11,256,248
Zebra Technologies Corp., Class A*	124,600	22,033,018
Total Information Technology		185,444,458
Materials - 9.8%
Berry Global Group, Inc.*	207,300	10,031,247
Compass Minerals International, Inc.[1]	253,300	17,021,760
Ferro Corp.*	1,036,300	24,062,886
Minerals Technologies, Inc.	241,800	16,345,680
Orion Engineered Carbons, S.A. (Luxembourg)[1]	765,700	24,578,970
PH Glatfelter Co.	788,401	15,066,343
Total Materials		107,106,886
Real Estate - 1.3%
Realogy Holdings Corp.[1]	708,100	14,615,184
Total Common Stocks (Cost $800,985,878)		1,064,109,944

1

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.8%
Joint Repurchase Agreements - 1.0%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $2,643,243 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $2,695,598)	$2,642,743	$2,642,743
Deutsche Bank Securities, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $310,368 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 - 02/15/44, totaling $316,516)	310,310	310,310
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $2,643,243 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $2,695,598)	2,642,743	2,642,743
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.260% total to be received $2,643,241 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $2,695,598)	2,642,743	2,642,743

	Principal Amount	Value
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $2,888,599 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $2,946,167)	$2,887,995	$2,887,995
Total Joint Repurchase Agreements		11,126,534

	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	10,127,319	10,127,319
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	10,127,319	10,127,319
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	10,434,208	10,434,208
Total Other Investment Companies		30,688,846
Total Short-Term Investments (Cost $41,815,380)		41,815,380
Total Investments - 101.1% (Cost $842,801,258)		1,105,925,324
Other Assets, less Liabilities - (1.1)%		(11,646,541)
Net Assets - 100.0%		$1,094,278,783

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $11,150,550 or 1.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,064,109,944	—	—	$1,064,109,944
Short-Term Investments
Joint Repurchase Agreements	—	$11,126,534	—	11,126,534
Other Investment Companies	30,688,846	—	—	30,688,846

Total Investments in Securities	$1,094,798,790	$11,126,534	—	$1,105,925,324

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

2

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

3

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 96.1%
Communication Services - 4.8%
Cable One, Inc.	21,722	$19,193,776
Cogent Communications Holdings, Inc.	150,082	8,374,576
IMAX Corp. (Canada)*	390,099	10,064,554
Rosetta Stone, Inc.*	433,300	8,618,337
Shenandoah Telecommunications Co.	370,000	14,337,500
Total Communication Services		60,588,743
Consumer Discretionary - 12.0%
Bright Horizons Family Solutions, Inc.*	215,000	25,335,600
Chegg, Inc.*	577,200	16,409,796
Floor & Decor Holdings, Inc., Class A*,1	295,000	8,900,150
Hilton Grand Vacations, Inc.*	204,000	6,752,400
Hudson, Ltd., Class A*	670,080	15,117,005
Lithia Motors, Inc., Class A1	92,000	7,512,720
Monro, Inc.	195,000	13,572,000
National Vision Holdings, Inc.*	480,000	21,667,200
Ollie’s Bargain Outlet Holdings, Inc.*	110,000	10,571,000
Strategic Education, Inc.	180,000	24,665,400
Total Consumer Discretionary		150,503,271
Consumer Staples -2.3%
BJ’s Wholesale Club Holdings, Inc.*	468,600	12,549,108
MGP Ingredients, Inc.[1]	125,000	9,872,500
SunOpta, Inc. (Canada)*,1	800,000	5,880,000
Total Consumer Staples		28,301,608
Energy - 2.5%
Cactus, Inc., Class A*	227,750	8,718,270
Matador Resources Co.*	350,000	11,567,500
Solaris Oilfield Infrastructure, Inc., Class A*	575,000	10,861,750
Total Energy		31,147,520
Financials - 8.8%
AMERISAFE, Inc.	135,084	8,368,454
Argo Group International Holdings,
Ltd. (Bermuda)	195,030	12,296,641
Cadence BanCorp	630,000	16,455,600
Focus Financial Partners, Inc., Class A*	180,000	8,542,800
Hamilton Lane, Inc., Class A	264,700	11,720,916
Health Insurance Innovations, Inc., Class A*,1	294,500	18,155,925
Meta Financial Group, Inc.	137,020	11,324,703
ProAssurance Corp.	245,065	11,505,802
WisdomTree Investments, Inc.	1,400,000	11,872,000
Total Financials		110,242,841

	Shares	Value
Health Care - 14.3%
AAC Holdings, Inc.*,1	525,300	$4,008,039
Acceleron Pharma, Inc.*	130,000	7,439,900
Addus HomeCare Corp.*	200,000	14,030,000
Amedisys, Inc.*	100,520	12,560,979
American Renal Associates Holdings, Inc.*,1	250,054	5,413,669
Argenx SE, ADR (Netherlands)*	40,000	3,033,600
Blueprint Medicines Corp.*	160,000	12,489,600
Evolent Health, Inc., Class A*,1	370,000	10,508,000
HealthEquity, Inc.*	115,000	10,857,150
Inogen, Inc.*	42,500	10,375,100
Inspire Medical Systems, Inc.*	119,600	5,032,768
Integer Holdings Corp.*	78,300	6,494,985
iRhythm Technologies, Inc.*	115,000	10,885,900
K2M Group Holdings, Inc.*	389,230	10,653,225
LHC Group, Inc.*	19,085	1,965,564
Loxo Oncology, Inc.*	43,500	7,431,105
MyoKardia, Inc.*	105,000	6,846,000
Novocure, Ltd. (Jersey)*	208,000	10,899,200
PetIQ, Inc.*	172,400	6,777,044
Repligen Corp.*	150,000	8,319,000
Rhythm Pharmaceuticals, Inc.*	179,385	5,232,661
Tandem Diabetes Care, Inc.*,1	195,000	8,353,800
Total Health Care		179,607,289
Industrials - 19.4%
Albany International Corp., Class A	235,000	18,682,500
ASGN, Inc.*	362,035	28,575,423
Atento, S.A. (Spain)	458,175	3,436,313
Beacon Roofing Supply, Inc.*	525,000	18,999,750
CIRCOR International, Inc.[1]	280,000	13,300,000
Clean Harbors, Inc.*	176,150	12,608,817
EMCOR Group, Inc.	285,000	21,406,350
Exponent, Inc.	230,000	12,328,000
Healthcare Services Group, Inc.[1]	347,573	14,118,415
ICF International, Inc.	85,000	6,413,250
Milacron Holdings Corp.*	345,000	6,986,250
NV5 Global, Inc.*	53,300	4,621,110
RBC Bearings, Inc.*	44,500	6,691,020
Rexnord Corp.*	330,000	10,164,000
TriNet Group, Inc.*	423,500	23,851,520
UniFirst Corp.	52,000	9,029,800
Viad Corp.	180,050	10,667,963
WageWorks, Inc.*	350,074	14,965,663

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 19.4% (continued)
Willscot Corp.*,1	345,000	$5,916,750
Total Industrials		242,762,894
Information Technology - 28.7%
2U, Inc.*	265,000	19,925,350
ACI Worldwide, Inc.*	305,078	8,584,895
Blackline, Inc.*	215,000	12,141,050
Bottomline Technologies, Inc.*	172,220	12,522,116
Cabot Microelectronics Corp.	80,028	8,256,489
Cision, Ltd.*	1,050,080	17,641,344
Evo Payments, Inc., Class A*	615,200	14,703,280
Exela Technologies, Inc.*,1	1,170,000	8,342,100
ExlService Holdings, Inc.*	268,018	17,742,791
Fair Isaac Corp.*	61,600	14,078,680
ForeScout Technologies, Inc.*	175,000	6,608,000
Instructure, Inc.*	395,970	14,017,338
j2 Global, Inc.	235,000	19,469,750
Littelfuse, Inc.	80,010	15,833,179
MINDBODY, Inc., Class A*	260,000	10,569,000
MKS Instruments, Inc.	160,075	12,830,011
New Relic, Inc.*	65,500	6,172,065
nLight, Inc.*	522,755	11,610,389
Paylocity Holding Corp.*	233,500	18,754,720
Pegasystems, Inc.	165,000	10,329,000
Pluralsight, Inc., Class A*	370,000	11,840,000
Priority Technology Holdings, Inc.*	660,000	6,408,600
Q2 Holdings, Inc.*	395,007	23,917,674
RealPage, Inc.*	400,058	26,363,822
SendGrid, Inc.*	260,000	9,565,400
SVMK, Inc.*	17,400	278,922
Talend, S.A., ADR (France) *	175,000	12,204,500
USA Technologies, Inc.*	637,000	4,586,400
WNS Holdings, Ltd., ADR (India)*	78,400	3,978,800
Total Information Technology		359,275,665
Materials - 1.1%
PolyOne Corp.	140,500	6,142,660
Summit Materials, Inc., Class A*	420,028	7,636,109
Total Materials		13,778,769
Real Estate - 2.2%
Innovative Industrial Properties, Inc., REIT	27,300	1,316,952
Kennedy-Wilson Holdings, Inc.	931,758	20,032,797

	Shares	Value
National Storage Affiliates Trust, REIT	225,000	$5,724,000
Total Real Estate		27,073,749
Total Common Stocks (Cost $796,798,826)		1,203,282,349
Exchange Traded Funds - 2.0%
iShares Russell 2000 Growth ETF[1] (Cost $24,893,395)	115,000	24,734,200
Preferred Stock - 0.5%
Consumer Discretionary - 0.5%
Wheels Up *,2 (Cost $6,999,997)	2,243,589	6,304,485

	Principal Amount
Short-Term Investments - 6.7%
Joint Repurchase Agreements - 4.3%[3]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $12,701,909 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $12,953,497)	$12,699,507	12,699,507
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $2,670,492 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $2,723,391)	2,669,991	2,669,991
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $12,701,909 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $12,953,497)	12,699,507	12,699,507
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $12,701,899 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $12,953,497)	12,699,507	12,699,507
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $12,702,163 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $12,955,308)	12,699,507	12,699,507
Total Joint Repurchase Agreements		53,468,019

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[4]	9,764,972	$9,764,972
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[4]	9,764,972	9,764,972
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[4]	10,060,881	10,060,881
Total Other Investment Companies		29,590,825
Total Short-Term Investments (Cost $83,058,844)		83,058,844

Value
Total Investments - 105.3% (Cost $911,751,062)	$1,317,379,878
Other Assets, less Liabilities - (5.3)%	(65,949,605)
Net Assets - 100.0%	$1,251,430,273

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $52,703,501 or 4.2% of net assets, were out on loan to various brokers.
[2]	Security’s value was determined by using significant unobservable inputs.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,203,282,349	—	—	$1,203,282,349
Exchange Traded Funds	24,734,200	—	—	24,734,200
Preferred Stock††	—	—	$6,304,485	6,304,485
Short-Term Investments
Joint Repurchase Agreements	—	$53,468,019	—	53,468,019
Other Investment Companies	29,590,825	—	—	29,590,825

Total Investments in Securities	$1,257,607,374	$53,468,019	$6,304,485	$1,317,379,878

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2018:

Preferred Stock
Balance as of December 31, 2017	$6,999,997
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(695,512)
Purchases	—
Sales	—
Balance as of September 30, 2018	$6,304,485
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2018	$(695,512)

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 98.3%
Communication Services - 2.1%
Altice USA, Inc., Class A	904,700	$16,411,258
IAC/InterActiveCorp*	58,900	12,764,808
Zayo Group Holdings, Inc.*	471,900	16,384,368
Total Communication Services		45,560,434
Consumer Discretionary - 11.4%
Brunswick Corp.	334,100	22,391,382
Domino’s Pizza, Inc.	73,500	21,667,800
GrubHub, Inc.*	166,700	23,107,954
International Game Technology PLC	816,900	16,133,775
Leggett & Platt, Inc.	488,600	21,395,794
O’Reilly Automotive, Inc.*	116,300	40,393,316
Pool Corp.	131,800	21,994,784
Ross Stores, Inc.	288,700	28,610,170
ServiceMaster Global Holdings, Inc.*	461,600	28,633,048
Ulta Beauty, Inc.*	90,425	25,510,701
Total Consumer Discretionary		249,838,724
Consumer Staples - 1.9%
Lamb Weston Holdings, Inc.	237,700	15,830,820
McCormick & Co., Inc., Non-Voting Shares	196,300	25,862,525
Total Consumer Staples		41,693,345
Energy - 1.4%
Concho Resources, Inc.*	209,200	31,955,300
Financials - 8.2%
Apollo Global Management LLC, Class A, MLP [1]	906,000	31,302,300
Assured Guaranty, Ltd. (Bermuda)	430,600	18,184,238
The Progressive Corp.	1,040,300	73,902,912
RenaissanceRe Holdings, Ltd. (Bermuda)	209,000	27,918,220
TD Ameritrade Holding Corp.	545,600	28,824,048
Total Financials		180,131,718
Health Care - 15.6%
Agilent Technologies, Inc.	320,400	22,601,016
Bio-Rad Laboratories, Inc., Class A*	106,800	33,427,332
Centene Corp.*	306,600	44,389,548
Charles River Laboratories International, Inc.*	206,650	27,802,691
DaVita, Inc.*	625,200	44,783,076
DexCom, Inc.*	147,000	21,026,880
Henry Schein, Inc.*	279,000	23,723,370
Neurocrine Biosciences, Inc.*	193,400	23,778,530
Sarepta Therapeutics, Inc.*,1	238,000	38,439,380
Vertex Pharmaceuticals, Inc.*	167,000	32,187,580

	Shares	Value
WellCare Health Plans, Inc.*	91,300	$29,260,737
Total Health Care		341,420,140
Industrials - 21.8%
AerCap Holdings, N.V. (Ireland)*	423,700	24,371,224
AMETEK, Inc.	328,600	25,998,832
BWX Technologies, Inc.	650,100	40,657,254
Carlisle Cos., Inc.	218,200	26,576,760
Cintas Corp.	103,200	20,413,992
Copart, Inc.*	266,800	13,748,204
CoStar Group, Inc.*	71,100	29,921,724
Hexcel Corp.	332,400	22,287,420
J.B. Hunt Transport Services, Inc.	167,000	19,862,980
L3 Technologies, Inc.	165,400	35,167,348
Nordson Corp.	184,100	25,571,490
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	284,400	27,313,776
TransDigm Group, Inc.*	66,300	24,683,490
TransUnion	575,300	42,330,574
Verisk Analytics, Inc.*	347,500	41,891,125
WABCO Holdings, Inc.*	165,200	19,483,688
Waste Connections, Inc.	454,700	36,271,419
Total Industrials		476,551,300
Information Technology - 28.4%
Alliance Data Systems Corp.	75,000	17,712,000
Amdocs, Ltd.	470,200	31,023,796
Amphenol Corp., Class A	289,700	27,237,594
Atlassian Corp. PLC, Class A (Australia)*	234,700	22,564,058
Booz Allen Hamilton Holding Corp.	940,400	46,672,052
Dolby Laboratories, Inc., Class A	504,000	35,264,880
Entegris, Inc.	694,300	20,099,985
Fidelity National Information Services, Inc.	201,500	21,977,605
FleetCor Technologies, Inc.*	180,800	41,193,472
Gartner, Inc.*	353,300	55,998,050
Global Payments, Inc.	551,200	70,222,880
GreenSky, Inc., Class A*	1,034,700	18,624,600
Marvell Technology Group, Ltd.	1,622,400	31,312,320
Monolithic Power Systems, Inc.	128,300	16,105,499
Pivotal Software, Inc., Class A*,1	454,600	8,901,068
PTC, Inc.*	129,500	13,751,605
Red Hat,Inc.*	145,325	19,804,891
Tableau Software, Inc., Class A*	169,300	18,917,582
Total System Services, Inc.	252,200	24,902,228
Tyler Technologies, Inc.*	117,300	28,745,538
The Ultimate Software Group, Inc.*	61,300	19,750,247

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.4% (continued)
Worldpay, Inc., Class A*	295,600	$29,935,412
Total Information Technology		620,717,362
Materials - 3.0%
Ecolab, Inc.	175,700	27,546,246
International Flavors & Fragrances, Inc.	72,300	10,058,376
Martin Marietta Materials, Inc.	156,700	28,511,565
Total Materials		66,116,187
Real Estate - 4.5%
CBRE Group, Inc., Class A*	762,600	33,630,660
SBA Communications Corp., REIT *	401,400	64,476,882
Total Real Estate		98,107,542
Total Common Stocks (Cost $1,319,757,378)		2,152,092,052

	Principal Amount
Short-Term Investments - 3.0%
Joint Repurchase Agreements - 1.1%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $5,723,796 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $5,837,167)	$5,722,713	5,722,713
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $1,203,493 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $1,227,332)	1,203,267	1,203,267
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $5,723,796 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $5,837,168)	5,722,713	5,722,713

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $5,723,791 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $5,837,167)	$5,722,713	$5,722,713
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $5,723,910 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $5,837,983)	5,722,713	5,722,713
Total Joint Repurchase Agreements		24,094,119

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	13,682,716	13,682,716
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	13,682,716	13,682,716
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	14,097,343	14,097,343
Total Other Investment Companies		41,462,775
Total Short-Term Investments (Cost $65,556,894)		65,556,894
Total Investments - 101.3% (Cost $1,385,314,272)		2,217,648,946
Other Assets, less Liabilities - (1.3)%		(29,388,551)
Net Assets - 100.0%		$2,188,260,395

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $23,902,374 or 1.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$2,152,092,052	—	—	$2,152,092,052
Short-Term Investments
Joint Repurchase Agreements	—	$24,094,119	—	24,094,119
Other Investment Companies	41,462,775	—	—	41,462,775

Total Investments in Securities	$2,193,554,827	$24,094,119	—	$2,217,648,946

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 97.8%
Communication Services - 5.5%
Auto Trader Group PLC (United Kingdom)[1]	3,971,449	$23,103,028
CTS Eventim AG & Co. KGaA (Germany)	222,812	9,989,333
Modern Times Group MTG AB, Class B (Sweden)	916,928	33,616,260
Tower Bersama Infrastructure Tbk PT (Indonesia)	6,351,200	2,394,982
Total Communication Services		69,103,603
Consumer Discretionary - 14.3%
ABC-Mart, Inc. (Japan)	544,700	30,300,792
CIE Automotive, S.A. (Spain)[2]	1,127,300	35,174,170
Dalata Hotel Group PLC (Ireland)	3,649,180	29,022,609
Don Quijote Holdings Co., Ltd. (Japan)	188,500	9,538,791
Izumi Co., Ltd. (Japan)	531,700	35,320,082
Kroton Educacional, S.A. (Brazil)	2,721,300	7,627,766
SAF-Holland, S.A. (Germany)[2]	1,126,600	17,010,740
Samsonite International, S.A. (United States)[1]	4,446,450	16,446,861
Total Consumer Discretionary		180,441,811
Consumer Staples - 4.2%
Sugi Holdings Co., Ltd. (Japan)	662,130	32,519,293
Viscofan, S.A. (Spain)	273,300	19,904,939
Total Consumer Staples		52,424,232
Financials - 17.0%
Aruhi Corp. (Japan)[2]	691,800	14,373,609
Bolsas y Mercados Espanoles SHMSF, S.A.
(Spain)[2]	232,400	7,491,300
Challenger, Ltd. (Australia)	1,922,578	15,556,359
Dewan Housing Finance Corp., Ltd. (India)	2,934,200	11,135,127
Edelweiss Financial Services, Ltd. (India)	4,530,488	11,860,115
FinecoBank Banca Fineco S.P.A. (Italy)	1,680,393	22,407,861
GRENKE AG (Germany)[2]	68,225	8,109,014
Hoist Finance AB (Sweden)[1,2]	1,267,800	10,674,653
Indiabulls Housing Finance, Ltd. (India)	691,200	8,174,213
Jupiter Fund Management PLC (United Kingdom)	2,317,300	12,206,642
Regional SAB de CV (Mexico)	1,420,000	8,952,966
Steadfast Group, Ltd. (Australia)	11,793,000	24,265,128
Tamburi Investment Partners S.P.A. (Italy)[2]	1,610,575	12,099,196
Topdanmark A/S (Denmark)	545,396	24,926,791
Zenkoku Hosho Co., Ltd. (Japan)	566,300	22,629,039
Total Financials		214,862,013
Health Care - 8.3%
Amplifon S.P.A. (Italy)	865,747	19,194,242
Ascom Holding AG (Switzerland)	746,600	15,177,236
DiaSorin S.P.A. (Italy)	79,725	8,379,814

	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	493,400	$4,919,815
Japan Lifeline Co., Ltd. (Japan)	1,126,500	23,813,519
Orpea (France)	73,380	9,493,061
Qualicorp, S.A. (Brazil)	1,308,100	5,253,713
UDG Healthcare PLC (Ireland)	2,106,000	18,648,481
Total Health Care		104,879,881
Industrials - 26.0%
AirAsia Group Bhd (Malaysia)	16,866,900	12,874,989
Alimak Group AB (Sweden)[1,2]	533,098	7,521,940
Benefit One, Inc. (Japan)	896,500	29,265,870
Clarkson PLC (United Kingdom)	149,700	5,268,241
Daetwyler Holding AG (Switzerland)	101,184	19,283,589
Diploma PLC (United Kingdom)	796,325	14,677,710
en-japan, Inc. (Japan)	747,200	37,497,758
Harmonic Drive Systems, Inc. (Japan)[2]	298,900	11,008,923
Interpump Group S.P.A. (Italy)	999,522	32,697,539
IPH, Ltd. (Australia)	4,066,300	17,696,492
Irish Continental Group PLC (Ireland)[2]	1,341,210	8,097,496
LISI (France)	153,090	5,519,201
Melrose Industries PLC (United Kingdom)	9,205,982	23,963,187
Nabtesco Corp. (Japan)	439,000	11,672,151
Nihon M&A Center, Inc. (Japan)[2]	316,800	9,507,401
Palfinger AG (Austria)	133,840	4,474,902
Polypipe Group PLC (United Kingdom)	1,991,115	9,229,167
Prosegur Cia de Seguridad, S.A. (Spain)[2]	3,550,610	22,040,165
Rotork PLC (United Kingdom)	1,452,500	6,251,962
Stabilus, S.A. (Luxembourg)	200,300	16,527,797
Troax Group AB (Sweden)	167,900	5,431,425
VAT Group AG (Switzerland)[1]	160,200	17,967,794
Total Industrials		328,475,699
Information Technology - 18.1%
Altran Technologies, S.A. (France)	2,710,281	23,503,932
Chroma ATE, Inc. (Taiwan)	2,305,800	11,060,765
Datalogic S.P.A. (Italy)[2]	436,600	15,778,582
Disco Corp. (Japan)	130,900	21,920,880
Electrocomponents PLC (United Kingdom)	3,458,000	32,350,094
Global Dominion Access, S.A. (Spain)*,1	620,246	3,772,376
Horiba, Ltd. (Japan)	655,895	34,764,938
Iriso Electronics Co., Ltd. (Japan)	320,000	16,801,131
Link Administration Holdings, Ltd. (Australia)	2,944,300	16,523,280
Nemetschek SE (Germany)	80,900	11,826,449
RIB Software SE (Germany)[2]	990,200	20,943,972

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.1% (continued)
SimCorp A/S (Denmark)	223,700	$19,351,314
Total Information Technology		228,597,713
Materials - 2.5%
Frutarom Industries, Ltd. (Israel)	50,020	5,189,801
RPC Group PLC (United Kingdom)	2,532,884	26,230,411
Total Materials		31,420,212
Real Estate - 1.9%
Open House Co., Ltd. (Japan)	490,200	24,149,682
Total Common Stocks (Cost $1,255,399,753)		1,234,354,846

	Principal Amount
Short-Term Investments - 6.8%
Joint Repurchase Agreements - 4.7%[3]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $14,002,410 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $14,279,757)	$13,999,762	13,999,762
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $2,944,339 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $3,002,663)	2,943,787	2,943,787
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $14,002,410 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $14,279,757)	13,999,762	13,999,762

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $14,002,399 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $14,279,757)	$13,999,762	$13,999,762
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $14,002,690 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $14,281,754)	13,999,762	13,999,762
Total Joint Repurchase Agreements		58,942,835

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[4]	8,638,151	8,638,151
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[4]	8,638,150	8,638,150
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[4]	8,899,913	8,899,913
Total Other Investment Companies		26,176,214
Total Short-Term Investments (Cost $85,119,049)		85,119,049
Total Investments - 104.6% (Cost $1,340,518,802)		1,319,473,895
Other Assets, less Liabilities - (4.6)%		(57,568,407)
Net Assets - 100.0%		$1,261,905,488

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $79,486,652 or 6.3% of net assets.

[2]	Some or all of these securities, amounting to $50,874,466 or 4.0% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$26,319,102	$302,156,597	—	$328,475,699
Information Technology	—	228,597,713	—	228,597,713
Financials	8,952,966	205,909,047	—	214,862,013
Consumer Discretionary	36,650,375	143,791,436	—	180,441,811
Health Care	5,253,713	99,626,168	—	104,879,881
Communication Services	—	69,103,603	—	69,103,603
Consumer Staples	—	52,424,232	—	52,424,232
Materials	—	31,420,212	—	31,420,212
Real Estate	—	24,149,682	—	24,149,682
Short-Term Investments
Joint Repurchase Agreements	—	58,942,835	—	58,942,835
Other Investment Companies	26,176,214	—	—	26,176,214

Total Investment in Securities	$103,352,370	$1,216,121,525	—	$1,319,473,895

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$9,288,215	$(79,342,842)	$79,342,842	$(9,288,215)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	6.0
Austria	0.4
Brazil	1.1
Denmark	3.6
France	3.1
Germany	5.5
India	2.5
Indonesia	0.2
Ireland	4.5
Israel	0.4
Italy	9.0
Japan	29.6
Luxembourg	1.3
Malaysia	1.0
Mexico	0.7
New Zealand	0.4
Spain	7.2
Sweden	4.6
Switzerland	4.3
Taiwan	0.9
United Kingdom	12.4
United States	1.3

100.0

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 94.4%
Communication Services - 5.1%
Innocean Worldwide, Inc. (South Korea)	2,400	$126,356
Plan B Media PCL (Thailand)	23,000	4,946
PVR, Ltd. (India)	6,000	99,497
T4F Entretenimento, S.A. (Brazil)	36,000	65,875
Total Communication Services		296,674
Consumer Discretionary - 13.8%
China Maple Leaf Educational Systems, Ltd. (China)	140,000	73,503
Fourlis Holdings, S.A. (Greece)	10,000	60,026
Ghabbour Auto (Egypt)*	220,000	67,645
Kroton Educacional, S.A. (Brazil)	45,300	126,975
Lung Yen Life Service Corp. (Taiwan)	35,000	74,372
OPAP, S.A. (Greece)	9,000	94,481
Plan B Media PCL, Class F (Thailand)	277,000	59,572
Ramayana Lestari Sentosa Tbk PT (Indonesia)	900,000	78,484
Saudi Co. For Hardware CJSC (Saudi Arabia)	2,000	41,118
Shankara Building Products, Ltd. (India)	2,500	42,398
Xinyi Glass Holdings, Ltd. (Hong Kong)	65,000	81,950
Total Consumer Discretionary		800,524
Consumer Staples - 7.1%
Alicorp SAA (Peru)	20,000	63,860
Dis-Chem Pharmacies, Ltd. (South Africa)[1,2]	35,000	78,805
Grape King Bio, Ltd. (Taiwan)	12,000	84,305
Juhayna Food Industries (Egypt)	200,000	113,522
Puregold Price Club, Inc. (Philippines)	86,000	71,693
Total Consumer Staples		412,185
Energy - 1.1%
Aegis Logistics, Ltd. (India)	22,000	60,322
Financials - 19.3%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	650,000	114,651
City Union Bank, Ltd. (India)	25,000	61,322
Dewan Housing Finance Corp., Ltd. (India)	14,000	53,129
Edelweiss Financial Services, Ltd. (India)	18,000	47,121
Egypt Kuwait Holding Co., S.A.E. (Egypt)	80,000	92,720
Egyptian Financial Group-Hermes Holding Co. (Egypt)*	68,000	65,268
Intercorp Financial Services, Inc. (Peru)	1,800	72,000
Inversiones La Construccion, S.A. (Chile)	3,500	61,090
KIWOOM Securities Co., Ltd. (South Korea)	920	80,840
MCB Bank, Ltd. (Pakistan)	40,000	64,812
Regional SAB de CV (Mexico)	14,000	88,269

	Shares	Value
Security Bank Corp. (Philippines)	16,000	$45,591
TMB Bank PCL (Thailand)	300,000	21,344
TMB Bank PCL, Class F (Thailand)	1,400,000	99,608
Transaction Capital, Ltd. (South Africa)	60,000	75,057
Value Partners Group, Ltd. (Hong Kong)	90,000	71,608
Total Financials		1,114,430
Health Care - 11.3%
China Resources Phoenix Healthcare Holdings Co., Ltd. (China)	110,000	99,827
Hugel, Inc. (South Korea)*	200	77,133
i-SENS, Inc. (South Korea)	4,500	90,063
Life Healthcare Group Holdings, Ltd. (South Africa)	40,001	69,471
Medy-Tox, Inc. (South Korea)	150	83,727
Odontoprev, S.A. (Brazil)	20,000	63,389
Qualicorp, S.A. (Brazil)	25,000	100,407
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	350,000	71,504
Total Health Care		655,521
Industrials - 16.6%
AirAsia Group Bhd (Malaysia)	80,000	61,066
A-Living Services Co., Ltd., Class H (China)*,1	71,000	109,747
AviChina Industry & Technology Co., Ltd., Class H (China)	130,000	85,684
Bizlink Holding, Inc. (United States)	11,186	53,122
China Conch Venture Holdings, Ltd. (China)	20,000	69,843
Corp America Airports, S.A. (Argentina)*	7,000	59,780
DMCI Holdings, Inc. (Philippines)	400,000	84,238
John Keells Holdings PLC (Sri Lanka)	70,000	54,364
KAP Industrial Holdings, Ltd. (South Africa)	165,000	90,077
King Slide Works Co., Ltd. (Taiwan)	5,000	65,653
Mytilineos Holdings, S.A. (Greece)	10,000	99,291
Sinopec Engineering Group Co., Ltd., Class H (China)	110,000	125,647
Total Industrials		958,512
Information Technology - 12.8%
Chroma ATE, Inc. (Taiwan)	20,000	95,939
Elite Material Co., Ltd. (Taiwan)	34,000	95,724
Ennoconn Corp. (Taiwan)	12,000	110,044
Kingsoft Corp., Ltd. (China)	60,000	113,791
Koh Young Technology, Inc. (South Korea)	750	73,783
Linx, S.A. (Brazil)	20,000	80,575
Sinbon Electronics Co., Ltd. (Taiwan)	37,000	103,175

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.8% (continued)
WONIK IPS Co., Ltd. (South Korea)	3,400	$68,718
Total Information Technology		741,749
Materials - 4.3%
CEMEX Latam Holdings, S.A. (Colombia)*	38,000	69,259
Duratex, S.A. (Brazil)	45,000	100,506
PI Industries, Ltd. (India)	8,000	78,584
Total Materials		248,349
Real Estate - 3.0%
BR Properties, S.A. (Brazil)	30,000	57,050
Grivalia Properties REIC AE, REIT (Greece)	6,300	58,286
The Phoenix Mills, Ltd. (India)	8,000	60,578
Total Real Estate		175,914
Total Common Stocks (Cost $5,715,781)		5,464,180
Preferred Stock - 2.0%
Financials - 2.0%
Banco Davivienda, S.A., Preference (Colombia)	10,000	115,431
Total Preferred Stock (Cost $101,424)		115,431
Participation Notes - 3.3%
Consumer Discretionary - 0.7%
Saudi Co. For Hardware CJSC LLC, 05/20/20 (JP Morgan) (Saudi Arabia)	2,000	41,118
Consumer Staples - 1.2%
United International Transportation Co., 12/31/20 (JP Morgan) (Saudi Arabia)	9,000	66,485
Financials - 1.4%
Bupa Arabia For Cooperative Insurance Co., 07/21/20 (JP Morgan) (Saudi Arabia)	3,000	83,835
Total Participation Notes (Cost $219,824)		191,438

	Principal Amount	Value
Short-Term Investments - 2.5%
Joint Repurchase Agreements - 1.7%[3]
Deutsche Bank Securities, Inc., dated 09/28/18,due 10/01/18, 2.250% total to be received $99,094 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 - 02/15/44, totaling $101,057)	$99,075	$99,075

	Shares
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[4]	14,869	14,870
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[4]	14,870	14,870
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[4]	15,320	15,320
Total Other Investment Companies		45,060
Total Short-Term Investments (Cost $144,135)		144,135
Total Investments - 102.2% (Cost $6,181,164)		5,915,184
Other Assets, less Liabilities - (2.2)%		(124,550)
Net Assets - 100.0%		$5,790,634

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $188,552 or 3.3% of net assets.

[2]	Some or all of these securities, amounting to $78,805 or 1.4% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$519,216	$595,214	—	$1,114,430
Industrials	149,857	808,655	—	958,512
Consumer Discretionary	295,764	504,760	—	800,524
Information Technology	80,575	661,174	—	741,749
Health Care	233,267	422,254	—	655,521
Consumer Staples	142,665	269,520	—	412,185
Communication Services	192,231	104,443	—	296,674
Materials	169,765	78,584	—	248,349
Real Estate	57,050	118,864	—	175,914
Energy	—	60,322	—	60,322
Preferred Stock
Financials	115,431	—	—	115,431
Participation Notes
Financials	—	83,835	—	83,835
Consumer Staples	—	66,485	—	66,485
Consumer Discretionary	—	41,118	—	41,118
Short-Term Investments
Joint Repurchase Agreements	—	99,075	—	99,075
Other Investment Companies	45,060	—	—	45,060

Total Investments in Securities	$2,000,881	$3,914,303	—	$5,915,184

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$197,876	$(1,626,329)	$1,626,329	$(197,876)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Argentina	1.0
Brazil	10.3
Chile	1.1
China	13.0
Colombia	3.2
Egypt	5.9
Greece	5.4
Hong Kong	2.7
India	8.7
Indonesia	3.4
Malaysia	1.1
Mexico	1.5
Pakistan	1.1
Peru	2.4
Philippines	3.5
Saudi Arabia	4.0
South Africa	5.4
South Korea	10.4
Sri Lanka	0.9
Taiwan	10.9
Thailand	3.2
United States	0.9

100.0

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 97.3%
Communication Services - 5.2%
Auto Trader Group PLC (United Kingdom)[1]	2,700	$15,707
Cable One, Inc. (United States)	30	26,508
CTS Eventim AG & Co. KGaA (Germany)	150	6,725
IMAX Corp. (Canada)*	700	18,060
Modern Times Group MTG AB, Class B (Sweden)	800	29,329
Total Communication Services		96,329
Consumer Discretionary - 15.7%
ABC-Mart, Inc. (Japan)	250	13,907
Brunswick Corp. (United States)	300	20,106
CIE Automotive, S.A. (Spain)	800	24,962
Dalata Hotel Group PLC (Ireland)	2,200	17,497
Don Quijote Holdings Co., Ltd. (Japan)	300	15,181
Floor & Decor Holdings, Inc., Class A (United States)*	600	18,102
Hilton Grand Vacations, Inc. (United States)*	500	16,550
Izumi Co., Ltd. (Japan)	300	19,928
Koito Manufacturing Co., Ltd. (Japan)	550	36,117
Kroton Educacional, S.A. (Brazil)	3,700	10,371
Leggett & Platt, Inc. (United States)	300	13,137
Planet Fitness, Inc., Class A (United States)*	500	27,015
SAF-Holland, S.A. (Germany)	800	12,079
ServiceMaster Global Holdings, Inc. (United States)*	300	18,609
ZOZO, Inc. (Japan)	1,000	30,250
Total Consumer Discretionary		293,811
Consumer Staples - 3.0%
Performance Food Group Co. (United States)*	450	14,985
Sugi Holdings Co., Ltd. (Japan)	550	27,012
Viscofan, S.A. (Spain)	200	14,567
Total Consumer Staples		56,564
Financials - 12.4%
Apollo Global Management LLC, Class A, MLP (United States)	750	25,913
Challenger, Ltd. (Australia)	1,900	15,374
FinecoBank Banca Fineco S.P.A. (Italy)	1,200	16,002
Jupiter Fund Management PLC (United Kingdom)	1,200	6,321
PacWest Bancorp (United States)	650	30,972
RenaissanceRe Holdings, Ltd. (Bermuda)	250	33,395
St James’s Place PLC (United Kingdom)	2,300	34,283
Steadfast Group, Ltd. (Australia)	5,300	10,905
Topdanmark A/S (Denmark)	300	13,711
WisdomTree Investments, Inc. (United States)	2,800	23,744

	Shares	Value
Zenkoku Hosho Co., Ltd. (Japan)	500	$19,980
Total Financials		230,600
Health Care - 10.9%
Amplifon S.P.A. (Italy)	600	13,302
Ascom Holding AG (Switzerland)	300	6,099
Bio-Rad Laboratories, Inc., Class A (United States)*	60	18,779
Charles River Laboratories International, Inc. (United States)*	250	33,635
DiaSorin S.P.A. (Italy)	100	10,511
Encompass Health Corp. (United States)	250	19,487
Eurofins Scientific SE (Luxembourg)	50	28,446
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	400	3,989
Japan Lifeline Co., Ltd. (Japan)	800	16,912
Neurocrine Biosciences, Inc. (United States)*	150	18,443
Orpea (France)	100	12,937
Repligen Corp. (United States)*	200	11,092
UDG Healthcare PLC (Ireland)	1,200	10,626
Total Health Care		204,258
Industrials - 24.0%
AerCap Holdings, N.V. (Ireland)*	300	17,256
AirAsia Group Bhd (Malaysia)	14,100	10,763
Allegiant Travel Co. (United States)	100	12,680
Beacon Roofing Supply, Inc. (United States)*	500	18,095
Benefit One, Inc. (Japan)	600	19,587
CoStar Group, Inc. (United States)*	100	42,084
Daetwyler Holding AG (Switzerland)	50	9,529
Diploma PLC (United Kingdom)	400	7,373
en-japan, Inc. (Japan)	550	27,602
Genesee & Wyoming, Inc., Class A (United States)*	200	18,198
Harmonic Drive Systems, Inc. (Japan)	300	11,049
Interpump Group S.P.A. (Italy)	700	22,899
IPH, Ltd. (Australia)	2,100	9,139
ITT, Inc. (United States)	300	18,378
KION Group AG (Germany)	250	15,350
Melrose Industries PLC (United Kingdom)	5,000	13,015
Nabtesco Corp. (Japan)	300	7,976
Nihon M&A Center, Inc. (Japan)	200	6,002
Nordson Corp. (United States)	100	13,890
Polypipe Group PLC (United Kingdom)	1,300	6,026
Prosegur Cia de Seguridad, S.A. (Spain)	1,800	11,173
Stabilus, S.A. (Luxembourg)	200	16,503

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 24.0% (continued)
Teleperformance (France)	200	$37,731
TransUnion (United States)	500	36,790
VAT Group AG (Switzerland)[1]	100	11,216
WABCO Holdings, Inc. (United States)*	100	11,794
Woodward, Inc. (United States)	200	16,172
Total Industrials		448,270
Information Technology - 22.1%
Altran Technologies, S.A. (France)	1,800	15,610
Booz Allen Hamilton Holding Corp. (United States)	400	19,852
Datalogic S.P.A. (Italy)	200	7,228
Disco Corp. (Japan)	100	16,746
Electrocomponents PLC (United Kingdom)	2,300	21,517
Gartner, Inc. (United States)*	300	47,550
Global Dominion Access, S.A. (Spain)*,1	329	1,998
GreenSky, Inc., Class A (United States)*	1,100	19,800
Horiba, Ltd. (Japan)	400	21,201
Iriso Electronics Co., Ltd. (Japan)	200	10,501
j2 Global, Inc. (United States)	350	28,997
Jack Henry & Associates, Inc. (United States)	100	16,008
Link Administration Holdings, Ltd. (Australia)	1,000	5,612
MKS Instruments, Inc. (United States)	150	12,023
Nemetschek SE (Germany)	100	14,619
Nice, Ltd., Sponsored ADR (Israel)*	150	17,170
RIB Software SE (Germany)	600	12,691
SimCorp A/S (Denmark)	100	8,651
Tyler Technologies, Inc. (United States)*	100	24,506

	Shares	Value
The Ultimate Software Group, Inc. (United States)*	150	$48,328
WEX, Inc. (United States)*	210	42,160
Total Information Technology		412,768
Materials - 2.4%
RPC Group PLC (United Kingdom)	1,900	19,676
RPM International, Inc. (United States)	400	25,976
Total Materials		45,652
Real Estate - 1.6%
Kennedy-Wilson Holdings, Inc. (United States)	700	15,050
Open House Co., Ltd. (Japan)	300	14,780
Total Real Estate		29,830
Total Common Stocks (Cost $1,831,878)		1,818,082
Exchange Traded Funds - 0.4%
iShares MSCI India ETF	100	3,247
VanEck Vectors India Small-Cap Index ETF	100	4,005
Total Exchange Traded Funds (Cost $8,777)		7,252
Short-Term Investments - 2.9%
Other Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[2]	53,687	53,687
Total Short-Term Investments (Cost $53,687)		53,687
Total Investments - 100.6% (Cost $1,894,342)		1,879,021
Other Assets, less Liabilities - (0.6)%		(11,779)
Net Assets - 100.0%		$1,867,242

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $28,921 or 1.5% of net assets.

[2]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MLP	Master Limited Partnership

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$205,337	$242,933	—	$448,270
Information Technology	276,394	136,374	—	412,768
Consumer Discretionary	141,387	152,424	—	293,811
Financials	114,024	116,576	—	230,600
Health Care	101,436	102,822	—	204,258
Communication Services	44,568	51,761	—	96,329
Consumer Staples	14,985	41,579	—	56,564
Materials	25,976	19,676	—	45,652
Real Estate	15,050	14,780	—	29,830
Exchange Traded Funds	7,252	—	—	7,252
Short-Term Investments
Other Investment Companies	53,687	—	—	53,687

Total Investment in Securities	$1,000,096	$878,925	—	$1,879,021

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(940,180)	$940,180	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	2.3
Bermuda	1.8
Brazil	0.6
Canada	1.0
Denmark	1.2
France	3.6
Germany	3.4
Ireland	2.5
Israel	0.9
Italy	3.8
Japan	17.2
Luxembourg	2.5
Malaysia	0.6
New Zealand	0.2
Spain	2.9
Sweden	1.6
Switzerland	1.5
United Kingdom	6.8
United States	45.6

100.0

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 63.1%
Communication Services - 8.8%
Comcast Corp., Class A	1,500,000	$53,115,000
Twenty-First Century Fox, Inc., Class A	5,500,000	254,815,000
Twenty-First Century Fox, Inc., Class B	8,050,000	368,851,000
Total Communication Services		676,781,000
Consumer Staples - 23.4%
Avon Products, Inc. (United Kingdom)*	10,100,000	22,220,000
The Coca-Cola Co.	8,000,000	369,520,000
Colgate-Palmolive Co.	1,100,000	73,645,000
Hengan International Group Co., Ltd. (China)	6,935,400	63,736,696
KT&G Corp. (South Korea)	1,200,956	112,598,083
PepsiCo, Inc.	3,240,000	362,232,000
The Procter & Gamble Co.	7,800,000	649,194,000
Sysco Corp.	2,000,000	146,500,000
Total Consumer Staples		1,799,645,779
Energy - 2.7%
ConocoPhillips	1,100,000	85,140,000
Exxon Mobil Corp.	1,400,000	119,028,000
Total Energy		204,168,000
Financials - 6.0%
The Bank of New York Mellon Corp.	2,300,000	117,277,000
The Goldman Sachs Group, Inc.	130,000	29,151,200
State Street Corp.	900,000	75,402,000
U.S. Bancorp	3,000,000	158,430,000
Wells Fargo & Co.	1,600,000	84,096,000
Total Financials		464,356,200
Health Care - 7.3%
Anthem, Inc.	700,000	191,835,000
Johnson & Johnson	2,700,000	373,059,000
Total Health Care		564,894,000
Industrials - 2.7%
Aggreko PLC (United Kingdom)	3,728,228	42,399,640
Bollore SA (France)[1]	38,251,580	165,224,895
Total Industrials		207,624,535
Information Technology - 12.2%
Cisco Systems, Inc.	3,200,000	155,680,000
Cognizant Technology Solutions Corp., Class A	630,000	48,604,500
Corning, Inc.	1,100,000	38,830,000
Infosys, Ltd., Sponsored ADR (India)[1]	5,600,000	56,952,000
Microsoft Corp.	2,300,000	263,051,000

	Shares	Value
Oracle Corp.	7,300,000	$376,388,000
Total Information Technology		939,505,500
Total Common Stocks (Cost $2,909,018,647)		4,856,975,014

	Principal Amount
Corporate Bonds and Notes - 1.3%
Consumer Staples - 1.3%
Avon Products, Inc. (United Kingdom)
6.600%, 03/15/20[1,2]	$10,000,000	10,050,000
7.000%, 03/15/23[1,2]	81,630,000	74,691,450
8.950%, 03/15/43[1,2]	15,485,000	13,859,075
Total Corporate Bonds and Notes (Cost $80,664,770)		98,600,525

	Shares
Preferred Stock - 7.3%
Information Technology - 7.3%
Samsung Electronics Co., Ltd., 3.570% (South Korea) (Cost $400,015,458)	16,571,815	565,219,095

	Principal Amount
Short-Term Investments - 29.2%
Joint Repurchase Agreements - 0.9%[3]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $16,454,592 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $16,780,510)	$16,451,480	16,451,480
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $3,460,604 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $3,529,154)	3,459,955	3,459,955
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $16,454,592 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $16,780,510)	16,451,480	16,451,480
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $16,454,578 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $16,780,510)	16,451,480	16,451,480

1

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements - 0.9%[3] (continued)
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $16,454,921 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $16,782,856)	$16,451,480	$16,451,480
Total Joint Repurchase Agreements		69,265,875

	Shares
Other Investment Companies - 28.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[4]	863,291,094	863,291,094
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[4]	1,320,968,662	1,320,968,662
Total Other Investment Companies		2,184,259,756
Total Short-Term Investments (Cost $2,253,525,631)		2,253,525,631

Value
Total Investments - 100.9% (Cost $5,643,224,506)	$7,774,320,265
Other Assets, less Liabilities - (0.9)%	(71,645,789)
Net Assets - 100.0%	$7,702,674,476

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $67,262,023 or 0.9% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

2

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,735,909,083	$63,736,696	—	$1,799,645,779
Information Technology	939,505,500	—	—	939,505,500
Communication Services	676,781,000	—	—	676,781,000
Health Care	564,894,000	—	—	564,894,000
Financials	464,356,200	—	—	464,356,200
Industrials	—	207,624,535	—	207,624,535
Energy	204,168,000	—	—	204,168,000
Corporate Bonds and Notes†	—	98,600,525	—	98,600,525
Preferred Stock††	—	565,219,095	—	565,219,095
Short-Term Investments
Joint Repurchase Agreements	—	69,265,875	—	69,265,875
Other Investment Companies	2,184,259,756	—	—	2,184,259,756

Total Investments in Securities	$6,769,873,539	$1,004,446,726	—	$7,774,320,265

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 62.2%
Communication Services - 10.7%
Twenty-First Century Fox, Inc., Class B	9,200,000	$421,544,000
Consumer Discretionary - 0.9%
Hyundai Home Shopping Network Corp. (South Korea)	338,459	33,864,608
Consumer Staples - 27.3%
Avon Products, Inc. (United Kingdom)*	5,000,000	11,000,000
The Coca-Cola Co.	3,900,000	180,141,000
Hengan International Group Co., Ltd. (China)	5,872,300	53,966,750
KT&G Corp. (South Korea)	617,703	57,914,007
PepsiCo, Inc.	2,680,000	299,624,000
The Procter & Gamble Co.	4,775,000	397,423,250
Sysco Corp.	1,000,000	73,250,000
Total Consumer Staples		1,073,319,007
Energy - 2.3%
ConocoPhillips	650,000	50,310,000
Exxon Mobil Corp.	450,000	38,259,000
Total Energy		88,569,000
Financials - 1.9%
The Bank of New York Mellon Corp.	650,000	33,143,500
U.S. Bancorp	750,000	39,607,500
Total Financials		72,751,000
Health Care - 4.7%
Johnson & Johnson	1,350,000	186,529,500
Industrials - 2.9%
Aggreko PLC (United Kingdom)	2,800,000	31,843,276
Bollore SA (France)	19,235,574	83,086,651
Total Industrials		114,929,927
Information Technology - 11.5%
Cisco Systems, Inc.	1,600,000	77,840,000
Cognizant Technology Solutions Corp., Class A	330,000	25,459,500
Infosys, Ltd., Sponsored ADR (India)[1]	3,000,000	30,510,000
Microsoft Corp.	1,100,000	125,807,000
Oracle Corp.	3,700,000	190,772,000
Total Information Technology		450,388,500
Total Common Stocks (Cost $1,618,717,136)		2,441,895,542

	Principal Amount
Corporate Bonds and Notes - 1.8%
Consumer Staples - 1.8%
Avon Products, Inc. (United Kingdom) 7.000%, 03/15/23[1,2]	$14,105,000	12,906,075

	Principal Amount	Value
Avon Products, Inc. (United Kingdom) 8.950%, 03/15/43[2]	$65,740,000	$58,837,300
Total Corporate Bonds and Notes (Cost $60,939,987)		71,743,375

	Shares
Preferred Stocks - 11.8%
Consumer Staples - 0.5%
Amorepacific Corp., 1.200% (South Korea) (Cost $19,581,120)	154,321	19,126,470
Information Technology - 11.3%
Samsung Electronics Co., Ltd., 3.570% (South Korea) (Cost $268,128,702)	13,008,836	443,695,667
Total Preferred Stocks (Cost $287,709,822)		462,822,137

	Principal Amount
Short-Term Investments - 24.4%
Joint Repurchase Agreements - 0.1%[3]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $1,000,189 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $1,020,000)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 09/28/18,due 10/01/18, 2.250% total to be received $53,246 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/19 - 02/15/44, totaling $54,301)	53,236	53,236
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $1,000,189 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $1,000,188 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,053,236

4

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 24.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[4]	312,388,010	$312,388,010
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[4]	640,382,612	640,382,612
Total Other Investment Companies		952,770,622
Total Short-Term Investments (Cost $955,823,858)		955,823,858

Value
Total Investments - 100.2% (Cost $2,923,190,803)	$3,932,284,912
Other Assets, less Liabilities - (0.2)%	(7,316,193)
Net Assets - 100.0%	$3,924,968,719

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $2,941,380 or 0.1% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,019,352,257	$53,966,750	—	$1,073,319,007
Information Technology	450,388,500	—	—	450,388,500
Communication Services	421,544,000	—	—	421,544,000
Health Care	186,529,500	—	—	186,529,500
Industrials	—	114,929,927	—	114,929,927
Energy	88,569,000	—	—	88,569,000
Financials	72,751,000	—	—	72,751,000
Consumer Discretionary	—	33,864,608	—	33,864,608
Corporate Bonds and Notes†	—	71,743,375	—	71,743,375
Preferred Stocks††	—	462,822,137	—	462,822,137
Short-Term Investments
Joint Repurchase Agreements	—	3,053,236	—	3,053,236
Other Investment Companies	952,770,622	—	—	952,770,622

Total Investments in Securities	$3,191,904,879	$740,380,033	—	$3,932,284,912

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

5

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 70.6%
Communication Services - 15.1%
Twenty-First Century Fox, Inc., Class B	98,000	$4,490,360
Consumer Discretionary - 2.8%
Hyundai Home Shopping Network
Corp. (South Korea)	8,400	840,464
Consumer Staples - 24.6%
The Coca-Cola Co.	24,300	1,122,417
Hengan International Group Co., Ltd. (China)	37,000	340,032
KT&G Corp. (South Korea)	3,700	346,901
PepsiCo, Inc.	22,800	2,549,040
The Procter & Gamble Co.	30,500	2,538,515
Sysco Corp.	5,600	410,200
Total Consumer Staples		7,307,105
Energy - 1.2%
ConocoPhillips	2,500	193,500
Exxon Mobil Corp.	2,000	170,040
Total Energy		363,540
Financials - 1.7%
The Bank of New York Mellon Corp.	4,500	229,455
U.S. Bancorp	5,200	274,612
Total Financials		504,067
Health Care - 6.0%
Anthem, Inc.	1,165	319,268
Johnson & Johnson	8,300	1,146,811
Kissei Pharmaceutical Co, Ltd. (Japan)	9,400	298,052
Total Health Care		1,764,131
Industrials - 6.2%
Aggreko PLC (United Kingdom)	19,000	216,079
Bollore SA (France)	310,932	1,343,047
CB Industrial Product Holding (Malaysia)	890,790	238,904
Oliver Corp. (Japan)	1,700	34,039
Total Industrials		1,832,069
Information Technology - 13.0%
CAC Holdings Corp. (Japan)	32,700	330,618
Cisco Systems, Inc.	18,500	900,025
Cognizant Technology Solutions Corp., Class A	3,700	285,455
Infosys, Ltd., Sponsored ADR (India)	31,200	317,304
Microsoft Corp.	7,800	892,086

	Shares	Value
Oracle Corp.	22,000	$1,134,320
Total Information Technology		3,859,808
Total Common Stocks (Cost $20,453,982)		20,961,544

	Principal Amount
Corporate Bonds and Notes - 4.7%
Consumer Staples - 4.7%
Avon Products, Inc. (United Kingdom) 8.950%, 03/15/43[1]	$1,558,000	1,394,410
Total Corporate Bonds and Notes (Cost $1,302,415)		1,394,410

	Shares
Preferred Stocks - 21.5%
Consumer Staples - 4.4%
Amorepacific Corp., 1.200% (South Korea)	4,700	582,516
LG Household & Health Care, Ltd. 1.280% (South Korea)	1,000	724,814
Total Consumer Staples		1,307,330
Information Technology - 17.1%
Samsung Electronics Co., Ltd., 3.570% (South Korea)	134,200	4,577,193
Samsung SDI Co., Ltd., 1.070% (South Korea)	5,388	488,148
Total Information Technology		5,065,341
Total Preferred Stocks (Cost $6,077,628)		6,372,671
Short-Term Investments - 3.6%
Other Investment Companies - 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[2]	350,602	350,602
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[2]	350,603	350,603
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[2]	361,227	361,227
Total Short-Term Investments (Cost $1,062,432)		1,062,432
Total Investments - 100.4% (Cost $28,896,457)		29,791,057
Other Assets, less Liabilities - (0.4)%		(132,597)
Net Assets - 100.0%		$29,658,460

6

AMG Yacktman Focused Fund - Security Selection Only Schedule of Portfolio Investments (continued)

[1]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[2]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR     American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$6,967,073	$340,032	—	$7,307,105
Communication Services	4,490,360	—	—	4,490,360
Information Technology	3,529,190	330,618	—	3,859,808
Industrials	34,039	1,798,030	—	1,832,069
Health Care	1,466,079	298,052	—	1,764,131
Consumer Discretionary	—	840,464	—	840,464
Financials	504,067	—	—	504,067
Energy	363,540	—	—	363,540
Corporate Bonds and Notes†	—	1,394,410	—	1,394,410
Preferred Stocks††	724,814	5,647,857	—	6,372,671
Short-Term Investments
Other Investment Companies	1,062,432	—	—	1,062,432

Total Investments in Securities	$19,141,594	$10,649,463	—	$29,791,057

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	—	$(63,832)	$63,832	—

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

7

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 83.7%
Communication Services - 11.1%
Link Net (Indonesia)	1,700,000	$479,146
Mondo TV SpA (Italy)*	55,000	241,273
Otelco, Inc., Class A (United States)*	34,031	592,140
Reading International, Inc., Class A (United States)*	100,000	1,580,000
Sotsu Co., Ltd. (Japan)	18,200	369,004
Twenty-First Century Fox, Inc., Class A (United States)	4,000	185,320
Twenty-First Century Fox, Inc., Class B (United States)	15,000	687,300
Total Communication Services		4,134,183
Consumer Discretionary - 10.2%
America’s Car-Mart, Inc. (United States)*	7,000	547,400
Cambria Automobiles PLC (United Kingdom)	660,000	460,816
HUB Co., Ltd. (Japan)[1]	27,000	241,925
Marshall Motor Holdings PLC (United Kingdom)	230,000	442,181
Retail Holdings, N.V. (Curaçao)	76,000	908,200
Texhong Textile Group, Ltd. (Hong Kong)	800,000	1,199,243
Total Consumer Discretionary		3,799,765
Consumer Staples - 5.7%
Apetit OYJ (Finland)	6,003	76,668
Arcus ASA (Norway)[2]	120,000	648,748
Italian Wine Brands SpA (Italy)	42,000	643,686
Nissin Foods Co. Ltd. (Hong Kong)	810,000	377,987
Sapporo Clinical Laboratory, Inc. (Japan)	8,000	157,719
Thai Wah PCL, Class F (Thailand)	750,000	204,155
Total Consumer Staples		2,108,963
Energy - 11.0%
Hargreaves Services PLC (United Kingdom)	278,682	1,225,846
Lamprell PLC (United Arab Emirates)*	900,000	736,686
Pardee Resources Co., Inc. (United States)	7,352	1,388,499
Total Energy Services, Inc. (Canada)	87,000	731,483
Total Energy		4,082,514
Financials - 7.0%
IMF Bentham, Ltd. (Australia)	991,226	2,171,023
Spice Private Equity AG (Switzerland)*	18,000	449,528
Total Financials		2,620,551
Health Care - 0.4%
HLS Therapeutics, Inc. (Canada)*	14,660	157,195
Industrials - 24.7%
Aggreko PLC (United Kingdom)	75,000	852,945
AMERCO (United States)[1]	2,000	713,300

	Shares	Value
Boustead Singapore, Ltd. (Singapore)	2,270,000	$1,320,105
Catering International Services (France)	49,305	804,300
CB Industrial Product Holding (Malaysia)	4,650,000	1,247,097
CMI, Ltd. (Australia)	450,000	483,045
GrafTech International Ltd. (United States)	20,000	390,200
Judges Scientific PLC (United Kingdom)	11,000	411,486
Mitani Corp. (Japan)	12,800	610,482
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	700,000	192,019
Ocean Wilsons Holdings, Ltd. (Bermuda)	130,000	1,770,678
Oliver Corp. (Japan)	10,100	202,231
Utoc Corp. (Japan)	44,000	207,904
Total Industrials		9,205,792
Information Technology - 9.9%
Computer Services, Inc. (United States)	36,000	1,827,000
GMO Pepabo, Inc. (Japan)	13,000	531,980
Ifis Japan, Ltd. (Japan)	40,100	272,632
Reckon, Ltd. (Australia)	703,802	432,433
Webstep A.S. (Norway)[2]	173,120	631,751
Total Information Technology		3,695,796
Materials - 3.0%
Master Drilling Group, Ltd. (South Africa)	1,000,000	792,009
SK Kaken Co., Ltd. (Japan)	800	334,096
Total Materials		1,126,105
Utilities - 0.7%
Maxim Power Corp. (Canada)*	140,000	257,965
Total Common Stocks (Cost $29,775,824)		31,188,829

	Principal Amount
Corporate Bonds and Notes - 9.3%
Financials - 0.6%
WesternOne, Inc. (Canada) 6.250%, 06/30/20	$335,000	237,312
Industrials - 8.7%
Colabor Group, Inc. (Canada) 6.000%, 10/13/21	2,865,000	1,486,122
Emeco Pty, Ltd. (Australia) Series B 9.250%, 03/31/22[1]	20,859	22,215
JAKKS Pacific, Inc. (United States) 4.875%, 06/01/20[2]	1,500,000	1,349,724

8

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 8.7% (continued)
Zargon Oil & Gas, Ltd. (Canada)
8.000%, 12/31/19	$692,000	$374,971
Total Industrials		3,233,032
Total Corporate Bonds and Notes (Cost $3,540,649)		3,470,344

	Shares
Preferred Stocks - 5.9%
Consumer Discretionary - 0.5%
Daekyo Co., Ltd., 5.300% (South Korea)	42,100	180,849
Health Care - 0.0%
HLS Therapeutics, Inc. (Canada)[3,4]	24,901	0
Information Technology - 5.4%
Samsung Electronics Co., Ltd., 3.570% (South Korea)	59,000	2,012,328
Total Preferred Stocks (Cost $1,483,283)		2,193,177

	Principal Amount
Short-Term Investments - 2.3%
Joint Repurchase Agreements - 1.6%[5]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $616,290 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $628,497)	$616,173	616,173

	Shares	Value
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[6]	81,762	$81,762
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[6]	81,762	81,762
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[6]	84,239	84,239
Total Other Investment Companies		247,763
Total Short-Term Investments (Cost $863,936)		863,936
Total Investments - 101.2% (Cost $35,663,692)		37,716,286
Other Assets, less Liabilities - (1.2)%		(430,951)
Net Assets - 100.0%		$37,285,335

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $605,868 or 1.6% of net assets, were out on loan to various brokers.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $2,630,223 or 7.1% of net assets.

[3]	Security’s value was determined by using significant unobservable inputs.
[4]	Preferred shares of a liquidating trust.
[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

9

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$6,287,364	$2,918,428	—	$9,205,792
Communication Services	3,523,906	610,277	—	4,134,183
Energy	2,856,668	1,225,846	—	4,082,514
Consumer Discretionary	1,897,781	1,901,984	—	3,799,765
Information Technology	2,891,184	804,612	—	3,695,796
Financials	2,171,023	449,528	—	2,620,551
Consumer Staples	1,526,821	582,142	—	2,108,963
Materials	1,126,105	—	—	1,126,105
Utilities	257,965	—	—	257,965
Health Care	157,195	—	—	157,195
Corporate Bonds and Notes†	—	3,470,344	—	3,470,344
Preferred Stocks
Information Technology	—	2,012,328	—	2,012,328
Consumer Discretionary	180,849	—	—	180,849
Health Care	—0		$0	0
Short-Term Investments
Joint Repurchase Agreements	—	616,173	—	616,173
Other Investment Companies	247,763	—	—	247,763

Total Investments in Securities	$23,124,624	$14,591,662	$0	$37,716,286

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$791,037	$(4,972,643)	$4,972,643	$(791,037)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

10

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2018:

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2017	$168,794	—	$168,794
Accrued discounts (premiums)	—	—	—
Realized gain (loss)	(18,669)	—	(18,669)
Change in unrealized appreciation/depreciation	13,460	$(30,208)	(16,748)
Corporate actions	(163,585)	30,208	(133,377)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2018	—	$0	$0
Net change in unrealized appreciation/depreciation on investments still held at September 30, 2018	—	$(30,208)	$(30,208)

At September 30, 2018, the Level 3 security is a Preferred Stock received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

Country	% of Long-Term Investments
Australia	8.4
Bermuda	4.8
Canada	8.8
Curaçao	2.5
Finland	0.2
France	2.2
Hong Kong	4.3
Indonesia	1.3
Italy	2.4
Japan	7.9
Malaysia	3.4
Norway	3.5
Singapore	4.1
South Africa	2.1
South Korea	6.0
Switzerland	1.2
Thailand	0.6
United Arab Emirates	2.0
United Kingdom	9.2
United States	25.1

100.0

11

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

12

Notes to Schedules of Portfolio of Investments (unaudited)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: November 28, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: November 28, 2018